SPARTAN(REGISTERED TRADEMARK)
NEW YORK MUNICIPAL
FUNDS
AND
FIDELITY
NEW YORK MUNICIPAL
MONEY MARKET FUND

ANNUAL REPORT
JANUARY 31, 1999

(fidelity_logo_graphic)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   NED JOHNSON ON INVESTING
                                 STRATEGIES

SPARTAN NEW YORK MUNICIPAL
INCOME FUND

                             4   PERFORMANCE

                             7   FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             10  INVESTMENT CHANGES

                             11  INVESTMENTS

                             26  FINANCIAL STATEMENTS

SPARTAN NEW YORK MUNICIPAL
MONEY MARKET FUND

                             30  PERFORMANCE

                             32  FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             34  INVESTMENT CHANGES

                             35  INVESTMENTS

                             44  FINANCIAL STATEMENTS

FIDELITY NEW YORK MUNICIPAL
MONEY MARKET FUND

                             48  PERFORMANCE

                             50  FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             52  INVESTMENT CHANGES

                             53  INVESTMENTS

                             64  FINANCIAL STATEMENTS

NOTES                        68  NOTES TO THE FINANCIAL
                                 STATEMENTS

REPORT OF INDEPENDENT        74  THE AUDITOR'S OPINION.
ACCOUNTANTS

OTHER FUND INFORMATION       75

DISTRIBUTIONS                76

OF SPECIAL NOTE              77


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN NEW YORK MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NY MUNICIPAL INCOME       6.45%        33.41%        113.45%

LB New York 4 Plus Year           7.42%        38.68%        n/a
Municipal Bond

New York Municipal Debt Funds     5.79%        28.93%        107.49%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 99 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN NY MUNICIPAL INCOME       6.45%        5.94%         7.88%

LB New York 4 Plus Year           7.42%        6.76%         n/a
Municipal Bond

New York Municipal Debt Funds     5.79%        5.19%         7.54%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan NY Muni Income      LB Municipal Bond
             00071                       LB015
  1989/01/31      10000.00                    10000.00
  1989/02/28       9920.69                     9885.90
  1989/03/31       9901.88                     9862.27
  1989/04/30      10195.53                    10096.40
  1989/05/31      10376.59                    10306.11
  1989/06/30      10523.17                    10446.06
  1989/07/31      10617.67                    10588.23
  1989/08/31      10561.43                    10484.57
  1989/09/30      10516.47                    10453.33
  1989/10/31      10575.07                    10581.17
  1989/11/30      10727.05                    10766.35
  1989/12/31      10799.47                    10854.41
  1990/01/31      10739.68                    10803.07
  1990/02/28      10810.57                    10899.22
  1990/03/31      10782.66                    10902.49
  1990/04/30      10666.69                    10823.56
  1990/05/31      10906.76                    11059.83
  1990/06/30      11052.86                    11157.05
  1990/07/31      11237.77                    11321.06
  1990/08/31      11052.57                    11156.68
  1990/09/30      11050.65                    11163.04
  1990/10/31      11115.76                    11365.53
  1990/11/30      11314.34                    11594.09
  1990/12/31      11349.36                    11644.53
  1991/01/31      11503.34                    11800.80
  1991/02/28      11576.19                    11903.47
  1991/03/31      11631.12                    11907.75
  1991/04/30      11796.39                    12066.12
  1991/05/31      11881.14                    12173.39
  1991/06/30      11916.00                    12161.34
  1991/07/31      12102.98                    12309.46
  1991/08/31      12251.01                    12471.58
  1991/09/30      12461.48                    12633.96
  1991/10/31      12589.42                    12747.67
  1991/11/30      12644.58                    12783.23
  1991/12/31      12868.20                    13057.56
  1992/01/31      12756.86                    13087.33
  1992/02/29      12811.41                    13091.52
  1992/03/31      12829.87                    13096.36
  1992/04/30      12952.41                    13212.92
  1992/05/31      13151.53                    13368.44
  1992/06/30      13412.47                    13592.76
  1992/07/31      13829.05                    14000.27
  1992/08/31      13650.68                    13863.77
  1992/09/30      13731.78                    13954.44
  1992/10/31      13517.97                    13817.26
  1992/11/30      13830.01                    14064.73
  1992/12/31      14023.52                    14208.33
  1993/01/31      14195.88                    14373.58
  1993/02/28      14750.89                    14893.47
  1993/03/31      14593.09                    14736.04
  1993/04/30      14740.57                    14884.73
  1993/05/31      14834.32                    14968.38
  1993/06/30      15086.03                    15218.20
  1993/07/31      15099.60                    15238.14
  1993/08/31      15446.58                    15555.40
  1993/09/30      15607.40                    15732.57
  1993/10/31      15619.73                    15762.94
  1993/11/30      15453.58                    15624.07
  1993/12/31      15831.88                    15953.89
  1994/01/31      15999.32                    16136.08
  1994/02/28      15523.94                    15718.16
  1994/03/31      14728.07                    15078.12
  1994/04/30      14847.75                    15205.98
  1994/05/31      15008.55                    15337.81
  1994/06/30      14825.23                    15244.10
  1994/07/31      15138.25                    15523.53
  1994/08/31      15197.30                    15577.24
  1994/09/30      14894.66                    15348.56
  1994/10/31      14541.75                    15075.97
  1994/11/30      14095.25                    14803.40
  1994/12/31      14563.05                    15129.22
  1995/01/31      15074.60                    15561.61
  1995/02/28      15591.71                    16014.15
  1995/03/31      15770.77                    16198.15
  1995/04/30      15801.63                    16217.26
  1995/05/31      16372.48                    16734.76
  1995/06/30      16172.51                    16589.16
  1995/07/31      16270.19                    16746.43
  1995/08/31      16505.56                    16958.77
  1995/09/30      16591.22                    17066.12
  1995/10/31      16899.56                    17314.26
  1995/11/30      17218.33                    17601.51
  1995/12/31      17413.17                    17770.66
  1996/01/31      17530.01                    17904.83
  1996/02/29      17348.23                    17783.97
  1996/03/31      17089.32                    17556.69
  1996/04/30      17035.74                    17507.00
  1996/05/31      17027.06                    17500.00
  1996/06/30      17242.35                    17690.58
  1996/07/31      17390.44                    17851.56
  1996/08/31      17337.52                    17847.28
  1996/09/30      17627.24                    18097.14
  1996/10/31      17849.50                    18301.82
  1996/11/30      18186.64                    18636.74
  1996/12/31      18074.34                    18558.47
  1997/01/31      18094.66                    18593.54
  1997/02/28      18283.15                    18764.23
  1997/03/31      17993.81                    18514.10
  1997/04/30      18160.19                    18669.07
  1997/05/31      18479.52                    18949.85
  1997/06/30      18677.01                    19151.66
  1997/07/31      19267.79                    19682.17
  1997/08/31      19029.66                    19497.74
  1997/09/30      19242.85                    19729.18
  1997/10/31      19383.45                    19856.04
  1997/11/30      19490.25                    19972.79
  1997/12/31      19831.75                    20264.20
  1998/01/31      20051.91                    20473.32
  1998/02/28      20016.46                    20479.47
  1998/03/31      20029.07                    20497.49
  1998/04/30      19857.17                    20405.04
  1998/05/31      20251.15                    20728.06
  1998/06/30      20312.99                    20809.72
  1998/07/31      20346.98                    20861.96
  1998/08/31      20715.62                    21184.27
  1998/09/30      21001.96                    21448.23
  1998/10/31      20986.86                    21447.80
  1998/11/30      21049.47                    21523.08
  1998/12/31      21083.05                    21577.32
  1999/01/29      21345.17                    21833.88
IMATRL PRASUN   SHR__CHT 19990131 19990212 143220 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan New York Municipal Income Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $21,345 - a 113.45% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,834 - a 118.34% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                         YEARS ENDED JANUARY 31,

                  1999   1998    1997    1996    1995

Dividend returns  4.81%  5.36%   5.20%   5.93%   5.27%

Capital returns   1.64%   5.46%  -1.98%  10.36%  -11.05%

Total returns     6.45%  10.82%  3.22%   16.29%  -5.78%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             5.01(cents)   30.09(cents)   60.23(cents)

Annualized dividend rate        4.57%         4.60%          4.67%

30-day annualized yield         3.96%         -              -

30-day annualized               6.93%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.91 over the past one month, $12.98 over the past six months and $12.89 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 42.83% combined effective 1999 federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN NEW YORK MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite its overall high quality, the
municipal-bond market
underperformed U.S. Treasury
bonds during the 12-month period
ending January 31, 1999.
However, toward the tail end of the
period, the tax advantage that
municipal bonds provide attracted
investors, reversing a significant
portion of their underperformance.
During the 12-month period, the
Lehman Brothers Municipal Bond
Index - an index of approximately
48,000 investment-grade, fixed-rate,
tax-exempt bonds - returned
6.65%. By comparison, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of
taxable bond performance -
returned 8.08% during the period.
The municipal-bond market during
the past year was highlighted by
supply, as issuance fell just short of
the record $292 billion in muni-bond
issuance in 1993. Demand,
however, was less than
overwhelming. Part of this slack
demand can be attributed to the
global flight to quality during the
late summer and early fall. To
compound matters, investors
chased the attractive returns of
stocks when equity markets
recovered in the fourth quarter. As
supply trailed off late in the period,
however, municipal bonds began to
rally and their performance
improved relative to Treasuries.

(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Spartan New York Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the 12-month period that ended January 31, 1999, the fund had a total return of 6.45%. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned 5.79% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index - which tracks the types of securities in which the fund invests
- returned 7.42% for the same one-year period.

Q. WHAT HELPED THE FUND BEAT ITS COMPETITORS DURING THE YEAR?

A. There were three primary reasons why the fund outpaced its peers during the past 12 months. First, the fund held more bonds issued by New York City than many of its competitors. The city's economy remained quite strong and its fiscal situation remained healthy in tandem. The second reason for the fund's relatively strong performance was its larger-than-average stake in bonds issued by New York state, which posted strong performance for many of the same reasons that New York City's bonds did.

Q. WHAT WAS THE THIRD FACTOR THAT HELPED THE FUND'S PERFORMANCE?

A. The fund also had a relatively large weighting compared to its peers in non-callable bonds, which can't be redeemed by their issuers before maturity, and performed well because of that feature. Like a homeowner refinancing a mortgage, municipal-bond issuers often "call"
- or redeem - their loans when interest rates fall. Although refinancing is a positive for the homeowners and municipal issuers, it can be a negative for bondholders. After a bond is called, bondholders often are faced with reinvesting the proceeds, which they generally must do at lower interest rates. As interest rates declined throughout much of the later stages of 1998, the demand for non-callable securities was quite strong as investors gravitated towards bonds that were protected against inopportune calls. That strong demand helped non-callable bonds outpace most bonds that didn't share the same call protection.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Yes, there was one disappointment. My focus on non-callable bonds meant that I missed out on some of the appreciation that occurred in bonds that were eligible for advance refunding. That's a process whereby a municipal-bond issuer retires some older municipal bonds, issues new bonds at lower prevailing rates, and uses proceeds from the sale of the new bonds to back the old ones with U.S. Treasuries. When the original bonds get that Treasury backing, they assume Treasuries' higher AAA credit rating, and generally appreciate in price as a result. In particular, I didn't own any bonds issued by the New York Power Authority, which performed quite well when they were advance refunded.

Q. HOW WAS THE FUND DIVIDED AMONG BONDS WITH VARIOUS MATURITIES?

A. For much of the past year, the fund's investments were concentrated in intermediate bonds with maturities of between five and 15 years. I preferred those bonds because I felt that they offered an appropriate amount of compensation - in the form of yield - given their interest-rate sensitivity, which generally increases the longer a bond's maturity. The flip side was that I didn't think that longer-term bonds - with maturities of 15 years or more - offered enough incremental yield over intermediate-maturity securities to compensate for their added interest-rate sensitivity. More recently, however, longer-term bonds have started to offer more attractive yields - more attractive than they have in several years - so I began to add some to the portfolio.

Q. WHAT'S AHEAD FOR THE NEW YORK MUNICIPAL MARKET?

A. The state is about to enter its budget process, which, if delayed, may offer an attractive opportunity for the fund. In years past, budget delays meant the state was prevented from issuing any new debt. That created somewhat of a scarcity of municipals issued by the state. Because supply was limited, existing state-issued bonds generally performed well during the stalled budget process. If I believe that scarcity will occur again because of budget delays, I may increase the fund's stake in those bonds. I also believe that municipals may be in for a fairly strong period of performance in 1999 as they play catch-up to the U.S. Treasury market, which they lagged during 1998. That said, the direction of interest rates will be the primary determinant of municipal performance, and it's anybody's guess where they will be six months or a year from now.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current income
free from federal, state and
New York City income taxes
by investing primarily in
investment-grade New York
municipal securities

FUND NUMBER: 071

TRADING SYMBOL: FTFMX

START DATE: July 10, 1984

SIZE: as of January 31,
1999, more than $1.2
billion

MANAGER: Norm Lind, since
1993; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1986

NORM LIND ON DEVELOPMENTS
IN TECHNOLOGY AND THEIR EFFECT
ON MUNICIPAL-BOND ISSUERS:

"I'm currently keeping an eye on
two technology-related
developments and their potential
effect on municipal bond issuers.
The first is the rise of the Internet.
As more and more people shop for
goods and services online, it's
uncertain to what extent states and
municipalities will lose out on
sales-tax revenue. The question is
whether states or municipalities
will be able to tax Internet-based
sales that emanate from those
states or municipalities. Although
there's no clear sense right now of
the magnitude of potential
problems deriving from this issue,
I'm factoring it in when I evaluate
the attractiveness of issuers,
especially those that are heavily
reliant on sales-tax revenues.

"The second technology-related
issue I'm watching is the potential
problems stemming from the
so-called Year 2000 glitch, or `Y2K.'
Here I'm focusing on a couple of
things. The first is whether the
problems that arise from Y2K will
seriously compromise the
operations of a municipal issuer.
Second, I'll be watching the extent
to which municipal issuers
adequately budget for Y2K fixes.
How individual municipalities
meet these technology-related
challenges could affect their fiscal
health and ultimately, their
credit-worthiness."

SPARTAN NEW YORK MUNICIPAL INCOME FUND

INVESTMENT CHANGES



TOP FIVE SECTORS AS OF
JANUARY 31, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                       THESE SECTORS 6 MONTHS AGO

General Obligations            36.2                     37.1

Special Tax                    16.7                     13.7

Transportation                 12.4                     11.9

Education                      7.6                      8.0

Electric Utilities             6.7                      4.5

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 1999

                                                        6 MONTHS AGO

Years                          13.7                     14.6


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 1999

                                        6 MONTHS AGO

Years                             7.3   7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF JANUARY 31, 1999
Aaa 42.1%
Aa, A 42.0%
Baa 14.0%
Not Rated 0.4%
Short-term
investments 1.5%
Row: 1, Col: 1, Value: 41.8
Row: 1, Col: 2, Value: 41.7
Row: 1, Col: 3, Value: 14.0
Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: nil

AS OF JULY 31, 1998
Aaa 39.6%
Aa, A 40.8%
Baa 17.7%
Not Rated 0.6%
Short-term
investments 1.3%
Row: 1, Col: 1, Value: 39.4
Row: 1, Col: 2, Value: 40.6
Row: 1, Col: 3, Value: 17.7
Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 1.3
Row: 1, Col: 6, Value: nil

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN NEW YORK MUNICIPAL INCOME FUND

INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.5%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - 95.1%

Albany County Gen. Oblig.         Aaa       $ 1,275,000                       $ 1,401,621
5.85% 6/1/13 (FGIC Insured)

Buffalo Swr. Auth. Rev. Rfdg.     Aaa        2,700,000                         2,760,831
(Swr. Sys.)  Series G, 5%
7/1/12 (FGIC Insured)

Canandaigua City School           Aaa        515,000                           562,596
District Rfdg. 5.25% 6/1/07
(AMBAC Insured)

Cherry Valley Central School
District Unltd. Tax:

7.8% 5/1/14 (MBIA Insured)        Aaa        435,000                           591,539

7.8% 5/1/15 (MBIA Insured)        Aaa        435,000                           591,248

7.8% 5/1/16 (MBIA Insured)        Aaa        435,000                           591,918

7.8% 5/1/17 (MBIA Insured)        Aaa        435,000                           594,458

7.8% 5/1/18 (MBIA Insured)        Aaa        434,000                           595,105

Erie County (Wtr. Auth. Impt.     AA         2,000,000                         2,175,820
& Extension Rev.) Series 3,
6.1% 12/1/04 (Escrowed to
Maturity) (e)

Erie County Gen. Oblig.
Series A:

6% 2/1/04 (FGIC Insured)          Aaa        1,100,000                         1,213,564

6% 2/1/05 (FGIC Insured)          Aaa        1,000,000                         1,117,400

6% 2/1/06 (FGIC Insured)          Aaa        1,030,000                         1,165,394

Long Island Pwr. Auth. Elec.
Sys. Rev.:

Bonds (New York Elec. Rev.        Aaa        10,000,000                        10,293,400
Proj.) Series 8, 4.5%,
tender 4/1/04 (AMBAC Insured)

Series A:

5.5% 12/1/29                      Baa1       16,335,000                        16,804,631

5.75% 12/1/24                     Baa1       25,000,000                        26,701,750

Metropolitan Trans. Auth.
Commuter Facilities Rev.:

Rfdg. (Svc. Contract) Series      Baa1       2,960,000                         3,216,247
R, 5.4% 7/1/10

Series E, 5.5% 7/1/09 (AMBAC      Aaa        2,705,000                         2,983,804
Insured)

Metropolitan Trans. Auth.         Aaa        3,000,000                         3,076,890
Dedicated Tax Fund Series A,
5.25% 4/1/26 (MBIA Insured)

Metropolitan Trans. Auth.
Svc. Contract:

(Commuter Facilities) Series      Baa1       5,400,000                         6,368,598
3,  7.375% 7/1/08

(Trans. Facilities) Series 3,     Baa1       1,830,000                         2,158,247
7.375% 7/1/08

Rfdg. (Trans. Facilities):

Series 5, 6.9% 7/1/05             Baa1       4,100,000                         4,465,884

Series 7:

0% 7/1/10                         Baa1       9,500,000                         5,743,795

5.45% 7/1/07                      Baa1       4,930,000                         5,393,124

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

Metropolitan Trans. Auth.
Trans. Facilities Rev.:

Rfdg.:

(Svc. Contract) Series R,         Baa1      $ 4,000,000                       $ 4,344,760
5.3% 7/1/09

Series K, 6.3% 7/1/06 (MBIA       Aaa        10,150,000                        11,734,111
Insured)

Series N, 0% 7/1/11 (FGIC         Aaa        5,980,000                         3,464,094
Insured)

Series A:

5.75% 7/1/21 (MBIA Insured)       Aaa        10,000,000                        10,869,400

6% 7/1/16 (FSA Insured)           Aaa        9,090,000                         10,139,622

Monroe County Gen. Oblig.:

(Pub. Impt.):

6.1% 3/1/04 (MBIA Insured)        Aaa        870,000                           928,568

6.5% 6/1/04                       Aa2        65,000                            73,556

6.5% 6/1/04 (Escrowed to          Aa2        2,245,000                         2,552,116
Maturity) (e)

6.5% 6/1/05                       Aa2        115,000                           132,311

6.5% 6/1/05 (Escrowed to          Aa2        3,335,000                         3,857,328
Maturity) (e)

6.5% 6/1/06                       Aa2        120,000                           139,712

6.5% 6/1/06 (Escrowed to          Aa2        3,625,000                         4,233,021
Maturity) (e)

6.5% 6/1/07 (AMBAC Insured)       Aaa        50,000                            58,970

6.5% 6/1/07 (AMBAC Insured)       Aaa        950,000                           1,120,430
(Escrowed to Maturity) (e)

7% 6/1/03 (FGIC Insured)          Aaa        1,000,000                         1,132,100

7% 6/1/04 (FGIC Insured)          Aaa        2,150,000                         2,482,906

6% 6/1/04                         Aa2        1,510,000                         1,670,724

6% 6/1/05                         Aa2        2,155,000                         2,416,617

Monroe Woodbury Central
School District:

5.625% 5/15/22 (MBIA Insured)     Aaa        1,245,000                         1,321,480

5.625% 5/15/24 (MBIA Insured)     Aaa        2,645,000                         2,807,482

Muni. Assistance Corp. for
New York City Rfdg.:

Series D, 6% 7/1/05 (AMBAC        Aaa        10,000,000                        11,252,700
Insured)

Series E:

6% 7/1/03                         Aa2        1,250,000                         1,366,538

6% 7/1/04                         Aa2        14,500,000                        16,020,905

6% 7/1/05                         Aa2        12,945,000                        14,503,966

6% 7/1/06                         Aa2        5,000,000                         5,667,150

Series I:

5.25% 7/1/02                      Aa2        2,250,000                         2,365,155

5.5% 7/1/04 (AMBAC Insured)       Aa2        8,000,000                         8,645,200

Series J, 5.75% 7/1/03            Aa2        1,000,000                         1,083,140

Series L, 6% 7/1/07               Aa2        5,000,000                         5,705,650

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

Nassau County Gen. Oblig.:

(Gen. Impt.):

Series R, 5.125% 11/1/05          Aaa       $ 2,565,000                       $ 2,752,707
(FGIC Insured)

Series T, 5.2% 9/1/11 (FGIC       Aaa        2,695,000                         2,867,237
Insured)

Rfdg.:

(Combined Swr. District)          Aaa        350,000                           381,514
Series F, 5.3% 7/1/07 (MBIA
Insured)

(Gen. Impt.) Series A, 6.5%       Aaa        4,000,000                         4,688,040
5/1/07  (FGIC Insured)

Series A, 6% 7/1/09 (FGIC         Aaa        3,320,000                         3,827,628
Insured)

Series P, 6.3% 11/1/03 (FGIC      Aaa        1,000,000                         1,111,790
Insured)

Series U:

5.25% 11/1/11 (AMBAC Insured)     Aaa        1,500,000                         1,609,245

5.25% 11/1/15 (AMBAC Insured)     Aaa        2,150,000                         2,237,054

New York City Edl.                Aaa        1,895,000                         2,102,806
Construction Fund Series A,
6.25% 10/1/03 (MBIA Insured)

New York City Gen. Oblig.:

Rfdg.:

Series A:

5.3% 8/1/12                       A3         6,000,000                         6,346,860

6.25% 8/1/08                      A3         1,000,000                         1,146,640

7% 8/1/03                         A3         2,000,000                         2,256,120

Series B:

5.7% 8/15/02                      A3         2,260,000                         2,409,160

5.7% 8/15/02 (Escrowed to         A3         75,000                            80,181
Maturity) (e)

6.2% 8/15/06                      A3         2,195,000                         2,483,050

Series C:

5.7% 8/15/02                      A3         1,310,000                         1,396,460

6% 2/1/22                         A3         3,500,000                         3,817,310

Series E:

6% 8/1/26                         A3         3,455,000                         3,765,950

6.2% 8/1/07 (MBIA Insured)        Aaa        1,750,000                         2,020,043

6.5% 2/15/06                      A3         1,000,000                         1,146,720

Series F, 6% 8/1/16               A3         7,750,000                         8,504,230

Series G:

5.25% 8/1/11                      A3         5,000,000                         5,298,300

5.35% 8/1/13                      A3         5,000,000                         5,270,350

Series H, 6% 8/1/17               A3         1,000,000                         1,100,840

Series I, 5.875% 3/15/12          A3         10,000,000                        10,983,400

Series J, 6.125% 8/1/12           A3         1,000,000                         1,126,060

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Series A-1, 6.25% 8/1/03          Aaa       $ 9,200,000                       $ 10,155,696
(AMBAC Insured)

Series B:

5.875% 8/15/13                    A3         3,870,000                         4,261,721

6.5% 8/15/11                      A3         1,000,000                         1,199,390

7.5% 2/1/02                       A3         1,000,000                         1,105,580

7.5% 2/1/03                       A3         5,000,000                         5,595,050

7.5% 2/1/07                       A3         5,500,000                         6,126,340

Series C, 6.4% 8/1/03             A3         6,000,000                         6,586,980

Series D:

5.25% 8/1/13                      A3         2,500,000                         2,612,675

5.25% 8/1/21 (MBIA Insured)       Aaa        6,000,000                         6,128,580

5.375% 8/1/17                     A3         2,500,000                         2,576,825

5.75% 2/15/08                     A3         1,000,000                         1,090,600

Series E:

6% 8/1/08 (FGIC Insured)          Aaa        8,000,000                         9,151,280

6% 8/1/26 (Pre-Refunded to        A3         295,000                           338,235
8/1/2006  @ 101.5) (e)

Series F, 5.75% 2/1/15            A3         2,500,000                         2,688,225

Series G:

6% 10/15/26                       A3         4,950,000                         5,427,923

6% 10/15/26 (Pre-Refunded to      A3         50,000                            57,638
10/15/2007 @ 101) (e)

Series H:

5.5% 8/1/12                       A3         9,000,000                         9,693,450

7% 2/1/05                         A3         675,000                           743,425

7% 2/1/05 (Pre-Refunded to        Aaa        1,355,000                         1,507,031
2/1/2002  @ 101.5) (e)

7% 2/1/06                         A3         420,000                           462,575

Series I, 6.125% 4/15/11          A3         25,000,000                        28,342,240

Series L, 5.75% 8/1/12            A3         3,700,000                         4,055,237

New York City Ind. Dev. Agcy.     Aaa        1,000,000                         1,143,560
Civic Fac. Rev. (USTA Nat'l.
Tennis Ctr. Proj.) 6.4%
11/15/08 (FSA Insured)

New York City Ind. Dev. Agcy.     Aaa        2,900,000                         3,193,277
Ind. Dev. Rev. (Japan
Airlines Co. Ltd. Proj.)
Series 1991,  6% 11/1/15
(FSA Insured) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Ind. Dev. Agcy.
Spl. Facilities Rev.:

(American Airlines, Inc.          Baa2      $ 10,000,000                      $ 11,171,100
Proj.) 6.9% 8/1/24 (d)

(Term. One Group Assoc. Proj.):

5.7% 1/1/04 (d)                   A3         1,500,000                         1,603,845

6% 1/1/08 (d)                     A3         500,000                           544,275

New York City Muni. Wtr. Fin.
Auth.:

Series B:

5.375% 6/15/07 (AMBAC Insured)    Aaa        500,000                           539,825

5.5% 6/15/27 (MBIA Insured)       Aaa        7,775,000                         8,135,682

5.875% 6/15/26                    A2         21,250,000                        22,734,313

Series C, 7% 6/15/16 (FGIC        Aaa        500,000                           548,700
Insured) (Pre-Refunded to
6/15/2001 @ 101.5) (e)

New York City Transitional
Fin. Auth. Rev.:

(Future Tax):

2nd Series A, 5% 8/15/15          Aa3        3,375,000                         3,428,798

Series A, 5.125% 8/15/21          Aa3        20,000,000                        20,177,400

Series B, 4.75% 11/15/16          Aa3        11,470,000                        11,278,910

Series C, 5.25% 5/1/13            Aa3        10,000,000                        10,630,800

New York City Trust Cultural
Resources Rev.:

(American Museum of Natural       Aaa        4,850,000                         5,138,672
History)  Series A, 5.65%
4/1/22 (MBIA Insured)

(New York Botanical Garden)       Aaa        1,250,000                         1,349,988
5.75% 7/1/16 (MBIA Insured)

New York State Dorm. Auth.
Lease Rev.:

(State Univ. Dorm.
Facilities) Series A:

5.3% 7/1/24 (AMBAC Insured)       Aaa        3,150,000                         3,229,727

6% 7/1/05 (AMBAC Insured) (b)     Aaa        2,240,000                         2,516,528

Rfdg. (State Univ. Dorm.          Aaa        7,370,000                         8,063,443
Facilities) Series A, 6%
7/1/03 (AMBAC Insured)

New York State Dorm. Auth.
Rev.:

(Barnard College) 5.25%           Aaa        4,625,000                         4,745,990
7/1/26  (AMBAC Insured)

(Champlain Valley Physicians):

6% 7/1/08 (Connie Lee Insured)    AAA        600,000                           690,024

6% 7/1/09 (Connie Lee Insured)    AAA        370,000                           427,591

6% 7/1/10 (Connie Lee Insured)    AAA        250,000                           289,403

(City Univ. Sys. Consolidated):

2nd Series A, 5.75% 7/1/07        Aaa        1,965,000                         2,215,007
(MBIA Insured)

Series 1, 5% 7/1/11 (MBIA         Aaa        11,095,000                        11,672,384
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Rev.: - continued

(City Univ. Sys. Consolidated):

Series A:

5.5% 7/1/04                       Baa1      $ 2,000,000                       $ 2,147,120

5.5% 7/1/05                       Baa1       1,000,000                         1,083,390

5.75% 7/1/09 (MBIA Insured)       Aaa        5,000,000                         5,673,350

Series C:

6.25% 7/1/05 (AMBAC Insured)      Aaa        6,320,000                         7,189,379

7.5% 7/1/10                       Baa1       4,000,000                         4,899,520

Series D, 7% 7/1/09               Baa1       6,000,000                         7,010,100

5.5% 7/1/16 (AMBAC Insured)       Aaa        2,500,000                         2,655,300

(Columbia Univ.) Series A,        Aaa        9,700,000                         10,997,472
5.75% 7/1/09

(Ideal Senior Living Hsg.)        Aaa        2,000,000                         2,077,080
7.625% 8/1/28 (MBIA Insured)
(Pre-Refunded to 2/1/1999 @
102) (e)

(Ithaca College) 5.25% 7/1/26     Aaa        9,805,000                         10,061,499
(AMBAC Insured)

(Judicial Facilities Lease)       Baa1       2,000,000                         2,158,120
Series B, 7% 4/15/16

(Mental Health Svcs.              A3         3,495,000                         4,155,870
Facilities Impt.) Series B,
6.5% 8/15/10

(Mental Health Svcs.
Facilities):

Series A:

5.75% 8/15/11                     A3         3,000,000                         3,340,380

6% 2/15/01                        A3         500,000                           523,620

Series D, 4.75% 2/15/25 (MBIA     Aaa        10,000,000                        9,583,400
Insured)

(New York Hosp. Med. Ctr.)        Aaa        5,500,000                         6,002,810
Series B, 5.25% 2/1/07
(AMBAC Insured)

(New York Univ.) Series A:

5.75% 7/1/15 (MBIA Insured)       Aaa        1,250,000                         1,418,938

5.75% 7/1/27 (MBIA Insured)       Aaa        5,000,000                         5,717,400

(Saint Josephs Hosp. Health
Ctr.):

6% 7/1/08 (MBIA Insured)          Aaa        1,260,000                         1,450,121

6% 7/1/09 (MBIA Insured)          Aaa        1,500,000                         1,718,100

(Saint Vincent's Hosp. & Med.
Ctr.):

6% 2/1/03 (AMBAC Insured)         Aaa        1,820,000                         1,971,297

6% 8/1/03 (AMBAC Insured)         Aaa        1,875,000                         2,050,519

(Univ. of Rochester-Strong
Memorial Hosp.):

5.1% 7/1/04                       A1         1,470,000                         1,551,218

5.2% 7/1/05                       A1         1,000,000                         1,063,080

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Rev.: - continued

Rfdg.:

(City Univ. Sys.                  Baa1      $ 500,000                         $ 555,665
Consolidated) Series A,
5.75% 7/1/07

(City Univ.) Series U, 6.25%      Baa1       525,000                           574,991
7/1/03

(Colgate Univ.):

6% 7/1/16 (MBIA Insured)          Aaa        1,900,000                         2,203,867

6% 7/1/21 (MBIA Insured)          Aaa        2,500,000                         2,921,075

(FIT Student Hsg.):

5.75% 7/1/03 (AMBAC Insured)      Aaa        1,590,000                         1,723,544

5.75% 7/1/04 (AMBAC Insured)      Aaa        1,680,000                         1,841,868

5.75% 7/1/05 (AMBAC Insured)      Aaa        1,650,000                         1,830,411

5.75% 7/1/06 (AMBAC Insured)      Aaa        1,500,000                         1,681,335

(Jamaica Hosp.) Series F,         Aaa        6,935,000                         7,155,672
5.2% 2/15/13 (MBIA Insured)

(Manhattanville College) 0%       Aaa        2,175,000                         1,331,296
7/1/10  (MBIA Insured)

(Mental Health Svcs.              A3         2,550,000                         2,839,323
Facilities) Series B, 5.75%
2/15/11

(New York & Presbyterian          Aaa        5,000,000                         5,156,750
Hosp.) 4.4% 8/1/13 (AMBAC
Insured) (Fed. Hsg.
Administration Insured)

(Rochester Institute of           Aaa        4,375,000                         4,496,625
Technology) 5.25% 7/1/22
(MBIA Insured)

(Second Hosp.) Series E, 5%       Aaa        3,500,000                         3,686,970
2/15/10 (MBIA Insured)

(State Univ. Edl. Facilities):

Series A:

6.5% 5/15/05                      A3         7,080,000                         8,083,448

6.5% 5/15/06                      A3         3,400,000                         3,937,268

Series B:

5.25% 5/15/05                     A3         2,250,000                         2,413,575

5.25% 5/15/11 (FGIC Insured)      Aaa        2,950,000                         3,226,150

7.375% 5/15/14                    A3         275,000                           292,383

7.5% 5/15/11                      A3         3,445,000                         4,366,159

5.5% 5/15/09                      A3         3,000,000                         3,308,820

(Univ. of Rochester) Series A:

5% 7/1/10 (MBIA Insured)          Aaa        2,000,000                         2,129,460

5% 7/1/11 (MBIA Insured)          Aaa        1,570,000                         1,659,066

5% 7/1/12 (MBIA Insured)          Aaa        1,805,000                         1,897,380

5% 7/1/27 (MBIA Insured)          Aaa        16,475,000                        16,467,916

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Rev.: - continued

Rfdg.:

(Univ. of Rochester) Series A:

5.25% 7/1/13 (MBIA Insured)       Aaa       $ 1,000,000                       $ 1,065,490

Series F, 5.1% 2/15/12 (MBIA      Aaa        3,605,000                         3,802,987
Insured)

New York State Energy             Aaa        1,000,000                         1,046,760
Research & Dev. Auth. Rfdg.
(Brooklyn Union Gas Co.
Proj.) Series A, 5.5% 1/1/21
(MBIA Insured)

New York State Energy
Research & Dev. Auth. Elec.
& Gas Poll. Cont. Rev.:

(Central Hudson Gas) Series       Aaa        2,250,000                         2,372,603
B, 7.375% 10/1/14 (FGIC
Insured), LOC Morgan
Guaranty Trust Co., NY

Rfdg. (St. Elec. & Gas Corp.)     Aaa        1,000,000                         1,136,830
Series E, 5.9% 12/1/06 (MBIA
Insured)

New York State Energy             A1         10,600,000                        11,486,902
Research & Dev. Auth.
Facilities Rev. Rfdg.
(Consolidated Edison Co.)
Series A, 6.1% 8/15/20

New York State Envir.
Facilities Corp. Poll. Cont.
Rev. (State Wtr. Revolving
Fund):

Series A:

6.8% 6/15/01                      Aa2        2,000,000                         2,150,900

6.9% 6/15/02                      Aaa        265,000                           289,780

6.9% 6/15/02 (Pre-Refunded to     Aaa        835,000                           918,308
6/15/2001 @ 102) (e)

7% 6/15/12                        Aaa        190,000                           207,693

Series B, 5.2% 5/15/14            Aaa        2,220,000                         2,390,030

Series C, 5.85% 7/15/15           Aaa        3,060,000                         3,366,459

Series D:

5.9% 5/15/01                      Aaa        1,000,000                         1,054,640

6.3% 5/15/05                      Aaa        2,000,000                         2,285,320

6.3% 11/15/05                     Aaa        2,725,000                         3,129,799

Series E:

6.25% 6/15/05                     Aa1        1,200,000                         1,359,672

6.5% 6/15/14                      Aaa        130,000                           140,152

New York State Envir.             Baa1       12,500,000                        13,101,375
Facilities Corp. Resource
Recovery Rev. (Huntington
Proj.) Series A, 7.5%
10/1/12 (d)

New York State Gen. Oblig.:

Rfdg.:

Series F, 5.25% 9/15/11           A2         10,150,000                        10,965,553

7.5% 11/15/00                     A2         1,000,000                         1,072,630

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Gen. Oblig.: -
continued

5.5% 7/15/12                      A2        $ 1,000,000                       $ 1,089,160

New York State Hsg. Fin.          -          4,660,000                         4,754,551
Agcy. 8.25% 5/1/09

New York State Hsg. Fin.          Aaa        3,955,000                         4,136,060
Agcy. Hsg. Proj. Mtg. Rev.
(Nursing Home & Health Care
Proj.) Series A, 4.6%
11/1/06 (MBIA Insured)

New York State Local Govt.
Assistance Corp.:

Rfdg.:

Series A:

5% 4/1/10 (FGIC Insured)          Aaa        5,000,000                         5,346,050

5% 4/1/13 (FGIC Insured)          Aaa        3,500,000                         3,636,710

5% 4/1/14 (FGIC Insured)          Aaa        5,000,000                         5,172,400

Series C, 5.5% 4/1/17             A3         14,675,000                        15,743,340

Series E, 5.25% 4/1/16            A3         23,600,000                        25,172,704

Series A, 5.25% 4/1/15 (AMBAC     Aaa        5,000,000                         5,212,250
Insured)

Series B, 6% 4/1/18               A3         14,245,000                        15,534,030
(Pre-Refunded to 4/1/2002 @
102) (e)

Series D, 5.375% 4/1/14           A3         4,000,000                         4,284,280

New York State Med. Care
Facilities Fin. Agcy. Rev.:

(Long-Term. Health Care)          Aaa        1,170,000                         1,289,235
Series A, 6.8% 11/1/14 (FSA
Insured)

(Mary Imogene Basset Hosp.)       Aaa        2,290,000                         2,520,397
Series A, 7.125% 11/1/20
(MBIA Insured) (Pre-Refunded
to 5/1/2001 @ 102) (e)

(Mental Health Svcs.
Facilities):

Series A:

7.5% 2/15/21                      Baa1       50,000                            54,112

7.5% 2/15/21 (Pre-Refunded to     Aaa        85,000                            93,554
2/15/2001 @ 102) (e)

Series B, 7.875% 8/15/20          Aaa        755,000                           822,376
(Pre-Refunded  to 8/15/2000
@ 102) (e)

Series D, 7.4% 2/15/18            Baa1       450,000                           498,128

(North Shore Univ. Hosp. Mtg.     Aaa        6,000,000                         6,517,140
Proj.) 7.2% 11/1/20 (MBIA
Insured) (Pre-Refunded  to
11/1/2000 @ 102) (e)

Rfdg.:

(Mental Health Svcs.              A3         1,735,000                         1,774,593
Facilities) Series A, 8.875%
8/15/07

(Presbyterian Hosp.) Series       Aa2        3,000,000                         3,088,620
A, 5.25% 8/15/14

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Med. Care
Facilities Fin. Agcy. Rev.:
- continued

Series A:

7.25% 11/1/11 (MBIA Insured)      Aaa       $ 890,000                         $ 954,338

7.25% 11/1/11 (MBIA Insured)      Aaa        2,310,000                         2,511,062
(Pre-Refunded to 11/1/2000 @
102) (e)

New York State Mtg. Agcy.
Homeowner Mtg. Rev.
(Homeowner Mtg.):

Series 53, 5.9% 10/1/17           Aa2        2,000,000                         2,103,940

Series 69, 4.7% 4/1/24 (d)        Aa2        6,040,000                         6,086,085

Series HH-3, 7.95% 4/1/22 (d)     Aa2        2,500,000                         2,613,050

Series SS, 7.95% 10/1/22 (d)      Aa2        1,365,000                         1,435,502

5.5% 4/1/19 (AMBAC Insured)       Aaa        4,500,000                         4,586,445
(d)

New York State Pwr. Auth.         Aa2        250,000                           292,335
Rev. & Gen. Purp. Rfdg.
Series W, 6.5% 1/1/08
(Escrowed to Maturity) (e)

New York State Thruway Auth.
Gen. Rev.:

Rfdg. Series E, 5.25% 1/1/12      Aa3        5,410,000                         5,783,993

Series D, 5.375% 1/1/27           Aa3        3,000,000                         3,106,920

New York State Thruway Auth.
Hwy. & Bridge Trust Fund:

Series A:

5.25% 4/1/16 (AMBAC Insured)      Aaa        5,175,000                         5,354,676

6.25% 4/1/04 (MBIA Insured)       Aaa        7,840,000                         8,745,598

Series B:

5.5% 4/1/09 (FSA Insured)         Aaa        2,000,000                         2,208,700

6% 4/1/03 (AMBAC Insured)         Aaa        9,240,000                         10,062,914

6% 4/1/04 (MBIA Insured)          Aaa        11,195,000                        12,357,825

6.4% 4/1/04 (FGIC Insured)        Aaa        1,000,000                         1,122,490

New York State Thruway Auth.
Svc. Contract Rev.:

(Local Hwy. & Bridge) 5.75%       Baa1       13,700,000                        14,481,311
4/1/16

Rfdg. (Local Hwy. & Bridge)       Baa1       4,000,000                         4,462,240
6% 4/1/11

New York State Urban Dev.
Corp. Rev.:

(Correctional Cap.                Baa1       1,455,000                         1,612,256
Facilities) Series 5, 5.9%
1/1/08

(Sports Facilities Assistance     Aaa        15,000                            17,225
Prog.) Series A, 6.25%
4/1/06 (MBIA Insured)

Rfdg.:

(Correctional Cap. Facilities):

Series A, 6.3% 1/1/03             Baa1       700,000                           760,368

5.625% 1/1/07 (AMBAC Insured)     Aaa        2,000,000                         2,161,380

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Urban Dev.
Corp. Rev.: - continued

Rfdg.:

(Syracuse Univ. Ctr.) 5.2%        Baa1      $ 1,000,000                       $ 1,046,700
1/1/03

Niagara Falls Wtr. Treatment
Plant:

(Pub. Impt.):

7.5% 3/1/08 (MBIA Insured)        Aaa        995,000                           1,259,242

7.5% 3/1/10 (MBIA Insured)        Aaa        1,155,000                         1,497,931

7.5% 3/1/11 (MBIA Insured)        Aaa        1,245,000                         1,635,034

7.5% 3/1/16 (MBIA Insured)        Aaa        1,060,000                         1,410,468

7.5% 3/1/17 (MBIA Insured)        Aaa        1,200,000                         1,602,876

7% 11/1/13 (MBIA Insured) (d)     Aaa        1,000,000                         1,161,590

North Hempstead Gen. Oblig.       Aaa        2,000,000                         2,280,720
Rfdg. Series B, 6.1% 4/1/06
(FGIC Insured)

Onondaga County Ind. Dev.         Aaa        9,000,000                         10,043,910
Agcy. Swr. Facilities Rev.
(Bristol-Meyers Squibb Co.
Proj.) 5.75% 3/1/24 (d)

Rockland County Gen. Oblig.       Aaa        1,475,000                         1,662,045
6% 8/15/05 (AMBAC Insured)

Suffolk County Gen. Oblig.:

Rfdg. (Southwest Swr.             Aaa        4,570,000                         5,024,304
District) 6% 2/1/04 (MBIA
Insured)

Series A, 6% 8/1/05 (AMBAC        Aaa        3,380,000                         3,789,825
Insured)

Suffolk County Ind. Dev.          BBB        940,000                           1,040,411
Agcy. Civic Fac.  Rev.
(Dowling College) 8.25%
12/1/20  (Pre-Refunded to
12/1/2000 @ 102) (e)

Suffolk County Ind. Dev.
Agcy. Southwest Swr. Sys.
Rev. Rfdg.:

6% 2/1/07 (FGIC Insured)          Aaa        3,090,000                         3,519,047

6% 2/1/08 (FGIC Insured)          Aaa        2,500,000                         2,871,475

Suffolk County Wtr. Auth.
Wtrwks. Rev. Rfdg.:

Series C, 5.75% 6/1/10 (AMBAC     Aaa        30,000                            32,636
Insured) (Pre-Refunded to
6/1/2002 @ 102) (e)

5.1% 6/1/09 (MBIA Insured)        Aaa        2,000,000                         2,167,920

5.1% 6/1/10 (MBIA Insured)        Aaa        4,500,000                         4,864,680

6% 6/1/17 (MBIA Insured)          Aaa        6,560,000                         7,609,010

Syracuse Ind. Dev. Agcy.          Baa1       1,265,000                         1,404,947
Civic Fac. Rev. (Saint
Joseph's Hosp. Health Ctr.
Proj.) 7.5% 6/1/18
(Pre-Refunded to 6/1/2001 @
102) (e)

Triborough Bridge & Tunnel
Auth.  (Convention Ctr.
Proj.) Series E:

6% 1/1/11                         Baa1       4,000,000                         4,615,400

7.25% 1/1/10                      Baa1       9,870,000                         11,762,375

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK - CONTINUED

Triborough Bridge & Tunnel
Auth. Rev.:

Rfdg.:

Series B:

5% 1/1/14                         Aa3       $ 2,000,000                       $ 2,087,460

6% 1/1/03                         Aa3        2,500,000                         2,708,450

6% 1/1/04                         Aa3        5,000,000                         5,498,600

Series Q, 6.75% 1/1/09            Aa3        1,000,000                         1,201,090

Series Y:

5.5% 1/1/03                       Aa3        1,500,000                         1,597,980

6% 1/1/12                         Aa3        14,110,000                        16,391,446

Series A:

5.125% 1/1/22                     Aa3        5,015,000                         5,037,568

5.25% 1/1/28                      Aa3        5,400,000                         5,476,410

6% 1/1/11                         Aa3        500,000                           578,950

Series R, 6% 1/1/20 (MBIA         Aaa        90,000                            92,406
Insured) (Pre-Refunded to
1/1/2000 @ 100) (e)

Series X, 6.2% 1/1/03             Aa3        1,000,000                         1,080,680

Triborough Bridge & Tunnel
Spl. Oblig.  Rfdg. Series A:

5.125% 1/1/11 (MBIA Insured)      Aaa        3,000,000                         3,206,310

5.125% 1/1/12 (MBIA Insured)      Aaa        1,000,000                         1,062,940

Upper Mohawk Valley Reg'l.        Aaa        5,000,000                         5,061,100
Wtr. Fin. Auth. Wtr. Sys.
Rev. Rfdg. Series A, 5.125%
10/1/26 (FSA Insured)

Yonkers Gen. Oblig. Series A:

6% 8/1/04 (FGIC Insured)          Aaa        1,020,000                         1,129,589

6% 8/1/05 (FGIC Insured)          Aaa        1,080,000                         1,209,643

                                                                               1,129,670,703

NEW YORK & NEW JERSEY - 2.4%

Port Auth. New York & New
Jersey Gen. Oblig.:

Rfdg.:

107th Series, 6% 10/15/06 (d)     A1         1,530,000                         1,729,053

109th Series, 5.375% 1/15/32      A1         12,500,000                        12,867,750

Series 73, 6.75% 10/15/06 (d)     A1         2,000,000                         2,135,080

Series 85:

5.2% 9/1/15                       A1         2,400,000                         2,539,728

5.2% 9/1/16                       A1         2,000,000                         2,096,540

5.2% 9/1/18                       A1         1,675,000                         1,750,744

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NEW YORK & NEW JERSEY -
CONTINUED

Port Auth. New York & New
Jersey Gen.  Oblig.: -
continued

Series 99, 7% 11/1/04 (FGIC       Aaa       $ 5,040,000                       $ 5,847,307
Insured) (d)

                                                                               28,966,202

PUERTO RICO - 1.0%

Puerto Rico Commonwealth          Baa        6,270,000                         6,553,279
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

Puerto Rico Tel. Auth. Rev.       Aaa        4,800,000                         5,266,800
7.32% 1/16/15 (MBIA Insured)
INFL (f)

                                                                               11,820,079

TOTAL MUNICIPAL BONDS                                                          1,170,456,984
(Cost $1,095,071,307)


MUNICIPAL NOTES - 1.5%



NEW YORK - 1.5%

Long Island Pwr. Auth. Elec.
Sys. Rev.:

Series 6, 3.2%, LOC Morgan                    6,700,000                        6,700,000
Guaranty Trust Co., NY, VRDN
(c)

3.15% (MBIA Insured) (BPA CS                  1,750,000                        1,750,000
First Boston, Inc.),  VRDN
(c)

New York City Gen. Oblig.:

Series 1994 B4, 3%, LOC Union                 4,400,000                        4,400,000
Bank of Switzerland, VRDN (c)

Series 1994 E, 3.3%, LOC                      2,200,000                        2,200,000
Morgan Guaranty Trust Co.,
NY, VRDN (c)

Series 1995B-5, 3.2% (MBIA                    600,000                          600,000
Insured), VRDN (c)

New York City Muni. Wtr. Fin.                 700,000                          700,000
Auth. Series 1994 G, 3.15%
(FGIC Insured), VRDN (c)

New York State Energy                         1,800,000                        1,800,000
Research & Dev. Auth. Elec.
& Gas Poll. Cont. Rev.
Series 1987 A, 3.2%, LOC
Toronto Dominion Bank, VRDN
(c)

TOTAL MUNICIPAL NOTES                                                          18,150,000
(Cost $18,150,000)

TOTAL INVESTMENT IN                                                          $ 1,188,606,984
SECURITIES - 100%
(Cost $1,113,221,307)


FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

PURCHASED

77 U.S. Treasury Contracts    Mar. 1999            $ 9,856,000                 $ 39,756

THE FACE VALUE OF FUTURES
PURCHASED AS A PERCENTAGE OF
TOTAL INVESTMENT IN
SECURITIES - 0.8%


SECURITY TYPE ABBREVIATION
INFL - INVERSE FLOATING RATE SECURITY

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $921,229.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   83.8%  AAA, AA, A   86.3%

Baa          14.0%  BBB          9.3%

Ba           0.0%   BB           0.0%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

The percentage not rated by Moody's or S&P amounted to 0.4%.

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations         36.2%

Special Tax                 16.7

Transportation              12.4

Education                   7.6

Electric Utilities          6.7

Water & Sewer               6.5

Others (individually less   13.9
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,113,221,307. Net unrealized appreciation aggregated $75,385,677, of which $75,445,268 related to appreciated investment securities and $59,591 related to depreciated investment securities.

The fund hereby designates approximately $14,738,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At January 31, 1999 the fund was required to defer approximately
$1,233,000 of losses on futures contracts.

During the fiscal year ended January 31, 1999, 100% of the fund's income dividends was free from federal income tax, and 7.78% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN NEW YORK MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            JANUARY 31, 1999

ASSETS

Investment in securities, at                 $ 1,188,606,984
value (cost $1,113,221,307)
- See accompanying schedule

Cash                                          69,120

Receivable for investments                    1,005,433
sold

Receivable for fund shares                    2,200,741
sold

Interest receivable                           16,176,584

Receivable for daily                          14,437
variation on futures
contracts

 TOTAL ASSETS                                 1,208,073,299

LIABILITIES

Payable for investments         $ 5,580,988
purchased

Payable for fund shares          803,947
redeemed

Distributions payable            1,027,532

Accrued management fee           410,293

Other payables and accrued       159,420
expenses

 TOTAL LIABILITIES                            7,982,180

NET ASSETS                                   $ 1,200,091,119

Net Assets consist of:

Paid in capital                              $ 1,122,382,429

Accumulated undistributed net                 2,283,257
realized gain (loss) on
investments

Net unrealized appreciation                   75,425,433
(depreciation) on investments

NET ASSETS, for 92,354,430                   $ 1,200,091,119
shares outstanding

NET ASSET VALUE, offering                     $12.99
price and redemption price
per share ($1,200,091,119
(divided by) 92,354,430
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED JANUARY 31, 1999

INTEREST INCOME                             $ 59,541,565

EXPENSES

Management fee                 $ 4,394,488

Transfer agent fees             1,119,998

Accounting fees and expenses    332,007

Non-interested trustees'        3,289
compensation

Custodian fees and expenses     62,833

Registration fees               207,477

Audit                           8,912

Legal                           23,958

Miscellaneous                   10,364

 Total expenses before          6,163,326
reductions

 Expense reductions             (113,740)    6,049,586

NET INTEREST INCOME                          53,491,979

Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:

 Investment securities          19,060,007

 Futures contracts              44,335       19,104,342

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          382,084

 Futures contracts              (77,844)     304,240

NET GAIN (LOSS)                              19,408,582

NET INCREASE (DECREASE) IN                  $ 72,900,561
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                          $ 6,508

 Transfer agent credits                      10,540

 FMR reimbursement                           96,692

                                            $ 113,740


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED JANUARY 31, 1999  YEAR ENDED JANUARY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 53,491,979                 $ 22,142,700

 Net realized gain (loss)         19,104,342                   7,178,566

 Change in net unrealized         304,240                      14,463,710
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       72,900,561                   43,784,976
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (53,491,979)                 (22,142,700)
From net interest income

 From net realized gain           (13,895,534)                 (689,878)

 TOTAL DISTRIBUTIONS              (67,387,513)                 (22,832,578)

Share transactions - Net          60,910,448                   711,644,417
increase (decrease) (Note 6)

  TOTAL INCREASE (DECREASE)       66,423,496                   732,596,815
IN NET ASSETS

NET ASSETS

 Beginning of period              1,133,667,623                401,070,808

 End of period                   $ 1,200,091,119              $ 1,133,667,623



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED JANUARY 31,

                                 1999                     1998         1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 12.940                 $ 12.290     $ 12.540   $ 11.370   $ 13.050
of period

Income from Investment            .602                     .624         .629       .635       .673
Operations Net interest
income

 Net realized and unrealized      .205                     .670         (.246)     1.177      (1.440)
 gain (loss)

 Total from investment            .807                     1.294        .383       1.812      (.767)
operations

Less Distributions

 From net interest income         (.602)                   (.624)       (.631)     (.642)     (.673)

 From net realized gain           (.155)                   (.020)       (.002)     -          (.210)

 In excess of net realized        -                        -            -          -          (.030)
gain

 Total distributions              (.757)                   (.644)       (.633)     (.642)     (.913)

Net asset value, end of period   $ 12.990                 $ 12.940     $ 12.290   $ 12.540   $ 11.370

TOTAL RETURN A                    6.45%                    10.82%       3.22%      16.29%     (5.78)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,200,091              $ 1,133,668  $ 401,071  $ 433,678  $ 394,234
(000 omitted)

Ratio of expenses to average      .53% B                   .55% B       .59%       .59%       .58%
net assets

Ratio of expenses to average      .53%                     .55%         .59%       .58% C     .58%
net assets after expense
reductions

Ratio of net interest income      4.67%                    4.97%        5.15%      5.26%      5.77%
to average net assets

Portfolio turnover rate           25%                      43% D        44%        83%        34%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

D THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN NY MUNICIPAL MONEY        3.01%        16.34%        33.89%
MARKET

New York Tax-Free Money           2.81%        15.26%        n/a
Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period
- in this case, one year, five years or since the fund started on February 3, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 37 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN NY MUNICIPAL MONEY      3.01%        3.07%         3.30%
MARKET

New York Tax-Free Money         2.81%        2.88%         n/a
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              2/1/99  11/2/98  8/3/98  4/27/98  2/2/98

Spartan New York Municipal    2.47%   2.74%    3.07%   3.59%    3.12%
Money Market Fund



New York Tax-Free Money       2.24%   2.56%    2.91%   3.34%    2.92%
Market Funds Average



Spartan New York Municipal    4.30%   4.79%    5.37%   6.27%    5.46%
Money Market Fund -
Tax-equivalent



Portion of fund's income      3.94%   0.00%    0.00%   0.66%    0.00%
subject to state taxes


Spartan New York
Municipal Money
Market Fund

New York Tax-Free
Money Market
Funds Average

Row: 1, Col: 1, Value: 2.47
Row: 1, Col: 2, Value: 2.24
Row: 2, Col: 1, Value: 2.74
Row: 2, Col: 2, Value: 2.56
Row: 3, Col: 1, Value: 3.07
Row: 3, Col: 2, Value: 2.91
Row: 4, Col: 1, Value: 3.59
Row: 4, Col: 2, Value: 3.34
Row: 5, Col: 1, Value: 3.12
Row: 5, Col: 2, Value: 2.92
4% -
3% -
2% -
1% -
0%

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal, state and New York City income tax rate of 42.83% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan New York Municipal Money Market Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

A. The U.S. economy was very strong in 1998. Growth in real GDP - gross domestic product adjusted for inflation - approached 4% over the course of the year. Employment was also quite robust, with the unemployment rate averaging only 4.5% in 1998. Economic conditions like these are usually accompanied by inflation. Wages started to creep upward as employers increased pay to attract or retain workers. But consumers didn't have to pay higher prices as the CPI (consumer price index) hovered at a tame rate of 1.6% for the year. The strength of the economy beat expectations; most market observers felt global economic and financial crises would hurt growth in the U.S. much more than they did. While the manufacturing sector experienced a downturn - with exports from the U.S. suffering from increased competition - this weakness was more than offset by solid domestic demand. Robust consumer activity - especially in the holiday shopping season - sustained growth through the end of 1998 and the beginning of 1999.

Q. HOW DID THIS BACKDROP AFFECT FEDERAL RESERVE BOARD MONETARY POLICY?

A. Despite this economic strength, the expectation of an eventual slowdown prompted the Fed to lower the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points in late September. The Fed followed with a second rate cut in October, responding to financial instability in the markets, the near-collapse of a highly leveraged hedge fund and increased aversion to risk by investors in the market. The Fed implemented an additional cut in November, citing the presence of downside risks in global financial markets.

Q. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?

A. The fund's maturity at the beginning of the 12-month period stood at 42 days, and peaked at 54 days in mid-October. I extended the fund's maturity through the summer months by buying fixed-rate, one-year notes. There were two main reasons behind these purchases. First, most issuers bring their one-year municipal securities to market in the summer, and the additional supply typically drives yields on these securities higher. In addition, it made sense to lock in attractive one-year yields since it became clear the Fed was going to make a move to cut short-term interest rates. Since reaching its October peak, the maturity has since rolled down to 34 days at the end of the period.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on January 31, 1999, was 2.49%, compared to 3.10% 12 months ago. The latest yield was the equivalent of a 4.36% taxable yield for New York investors in the 42.83% combined federal, state and New York City tax bracket. Through January 31, 1999, the fund's 12-month total return was 3.01%, compared to 2.81% for the New York tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK FOR THE BEGINNING OF 1999?

A. In the minutes from its Open Market Committee meeting in November, the Fed indicated that its decision to implement the latest interest-rate cut was a tough one given the continued economic strength in the U.S. At the same meeting, the Fed shifted from a bias toward lowering rates to a neutral stance. The Fed might reverse course and increase rates if continued strength in the economy is finally reflected in higher prices. On the other hand, there is still a risk that outside factors might threaten U.S. economic growth and encourage the Fed to ease credit by lowering rates once again. Given the uncertainty about the future course of interest rates, I'll seek to maintain a flexible, neutral positioning with the fund's maturity.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current income
free from federal income tax
and New York state and city
income taxes, by investing in
short-term municipal securities
of all types

FUND NUMBER: 422

TRADING SYMBOL: FSNXX

START DATE: February 3, 1990

SIZE: as of January 31,
1999, more than $808
million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1992

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                       % OF FUND'S INVESTMENTS 1/31/99  % OF FUND  INVESTMENTS 7/31/98  % OF FUND  INVESTMENTS 1/31/98

  0 - 30                   78                               77                               65

 31 - 90                   12                               13                               21

 91 - 180                  7                                3                                9

181 - 397                  3                                7                                5

WEIGHTED AVERAGE MATURITY

                           1/31/99                          7/31/98                         1/31/98

Spartan New York
Municipal                  34 DAYS                          35 days                         42 days
Money Market Fund

New York Tax-Free Money    40 DAYS                          47 days                         44 days
Market Funds Average*



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999

Variable rate demand
notes (VRDNs) 59%
Commercial paper
(including CP mode) 18%
Tender bonds 6%
Municipal
notes 12%
Other 5%
Row: 1, Col: 1, Value: 59.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 12.0
Row: 1, Col: 5, Value: 5.0
Row: 1, Col: 6, Value: 0.0

AS OF JULY 31, 1998

Variable rate demand
notes (VRDNs) 70%
Commercial paper
(including CP mode) 15%
Tender bonds 2%
Municipal
notes 13%
Other 0%
Row: 1, Col: 1, Value: 70.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 0.0

*SOURCE: IBC'S MONEY FUND REPORT (REGISTERED TRADEMARK)

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - 88.5%

Albany County Arpt. Auth.        $ 2,500,000                      $ 2,500,000
Rev. Participating VRDN
Series FR 7, 2.95%
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Amherst Ind. Dev. Auth. Ind.      4,950,000                        4,950,000
Dev. Rev. (Maple Dev. Proj.)
Series 1986, 2.8%, LOC
Marine Midland Bank NA, VRDN
(a)(d)

Babylon Ind. Dev. Rev.            2,700,000                        2,700,000
(Southern Container Corp.)
2.85%, LOC Fleet Bank NA,
VRDN (a)(d)

Bay Shore Union Free School       3,000,000                        3,004,161
District TAN 3.75% 6/29/99

Buffalo Gen. Oblig. RAN 3.75%     3,200,000                        3,211,407
7/27/99, LOC Landesbank
Hessen-Thuringen

Chemung County Ind. Dev.          2,400,000                        2,400,000
Agcy. Ind. Dev. Rev. (MMARS
Second Prog.) Series A,
2.8%, LOC Marine Midland
Bank NA, VRDN (a)(d)

East Greenbush Gen. Oblig.        2,800,000                        2,802,641
BAN 3.9% 6/24/99

Erie County Gen. Oblig. RAN       6,400,000                        6,443,230
4% 10/13/99, LOC Bank of New
York NA

Erie County Ind. Dev. Auth.       1,230,000                        1,230,000
Ind. Dev. Rev. (Uniland
Dev./Buffalo Campus) Series
1986, 2.8%, LOC Marine
Midland Bank NA, VRDN (a)(d)

Garden City Union Free School     4,000,000                        4,007,959
District TAN 4% 6/25/99

Hauppauge Union Free School       2,600,000                        2,604,246
District TAN 3.9% 6/29/99

Herkimer County Ind. Rev.         760,000                          760,000
Agcy. (H.M. Quackenbush,
Inc.) Series 1988-A, 2.8%,
LOC Marine Midland Bank NA,
VRDN (a)(d)

Herricks Union Free School        2,000,000                        2,004,532
District TAN 4% 6/29/99

Islip Ind. Dev. Agcy. Rev.        800,000                          800,000
(Interstate Litho Corp.)
Series 1996 A, 2.8%, LOC
Marine Midland Bank NA, VRDN
(a)(d)

Lewis County Ind. Dev. Agcy.      1,300,000                        1,300,000
Ind. Dev. Rev. (Philip
Morris Proj.) 2.6%, VRDN (a)

Long Beach Unified School         3,900,000                        3,904,297
District TAN 4% 6/29/99

Long Island Pwr. Auth. Elec.
Sys. Rev.:

Bonds:

Series 3, 2.95% 2/25/99, LOC      4,500,000                        4,500,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Series 4:

3% 3/12/99, LOC Bayerische        3,000,000                        3,000,000
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

3.05% 3/11/99, LOC Bayerische     4,200,000                        4,200,000
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

Long Island Pwr. Auth. Elec.
Sys. Rev.: - continued

Participating VRDN:

Series 1998 10, 2.87%            $ 2,300,000                      $ 2,300,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series 65, 2.87% (Liquidity       5,000,000                        5,000,000
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Series MS 44, 2.87%               4,570,000                        4,570,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

Series PT 1043, 2.85%             4,300,000                        4,300,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series 1, 2.65%, LOC              27,800,000                       27,800,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, VRDN (a)

Series 6, 3.2%, LOC Morgan        3,400,000                        3,400,000
Guaranty Trust Co., NY, VRDN
(a)

3.15% (MBIA Insured) (BPA CS      13,700,000                       13,700,000
First Boston, Inc.), VRDN (a)

Metropolitan Trans. Auth.         3,480,000                        3,480,000
Commuter Facilities Rev.
Participating VRDN Series PT
1104B, 2.88%  (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Metropolitan Trans. Auth.
Trans. Facilities Rev.:

Series 1, 3% 3/31/99, LOC         10,000,000                       10,000,000
ABN-AMRO Bank NV, CP

Series A, 3% 4/9/99, LOC          14,400,000                       14,400,000
ABN-AMRO Bank NV, CP

Series B, 3.05% 3/12/99, LOC      10,000,000                       10,000,000
ABN-AMRO Bank NV, CP

Monroe County Gen. Oblig. BAN     6,400,000                        6,411,643
4% 7/23/99

Monroe County Ind. Dev. Agcy.
Rev.:

(Advent Tool & Mold) Series       950,000                          950,000
1990 D, 2.8%, LOC Marine
Midland Bank NA, VRDN (a)(d)

(AJL Manufacturing) Series        1,800,000                        1,800,000
1996 A, 2.8%, LOC Marine
Midland Bank NA, VRDN (a)(d)

(Flower City Proj.) 2.9%, LOC     3,200,000                        3,200,000
Key Bank, NA, VRDN (a)(d)

(Illbruck Office Prod., Inc.)     1,200,000                        1,200,000
Series 1997, 2.6%, LOC Key
Bank, NA, VRDN (a)(d)

Muni. Assistance Corp. for        9,050,000                        9,050,000
New York City Participating
VRDN Series FR/RI A11, 2.95%
(Liquidity Facility Nat'l.
Westminster Bank PLC) (a)(e)

Nassau County Gen. Oblig.:

BAN:

Series 1999 A, 3.5% 8/17/99       8,049,000                        8,066,140

Series E, 4% 5/18/99              8,600,000                        8,615,926

3.5% 5/18/99                      2,764,000                        2,767,588

Participating VRDN Series         2,500,000                        2,500,000
PT-1069, 2.85% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

Nassau County Gen. Oblig.: -
continued

Series T, 5.125% 9/1/99 (FGIC    $ 3,655,000                      $ 3,697,323
Insured)

New Rochelle City School          4,300,000                        4,308,380
District TAN 4% 6/30/99

New York City Hsg. Dev. Corp.
Multi-family Hsg. Mtg. Rev.:

(York Avenue Proj.) Series        10,650,000                       10,650,000
1994 A, 2.6%, VRDN (a)(d)

2.5%, LOC Fleet Bank NA, VRDN     2,000,000                        2,000,000
(a)(d)

New York City Hsg. Dev. Corp.     3,500,000                        3,500,000
Multi-family Mgt Rev.
(Gerard Court Proj.) Series
1997A, 2.65%, LOC Bayerische
Hypo-und Vereinsbank AG,
VRDN (a)(d)

New York City Gen. Oblig.:

Bonds:

Series 1994 C 3, 3.5%, tender     10,100,000                       10,100,000
3/1/99 (Liquidity Facility
Citibank, New York NA) (e)(f)

Series 1996 J3, 3.35%             3,800,000                        3,800,000
2/12/99, LOC Morgan Guaranty
Trust Co., NY, CP mode

Series B 9, 3.15% 2/9/99, LOC     4,900,000                        4,900,000
Chase Manhattan Bank, CP mode

Series H 3, 3.15% 2/9/99 (FSA     1,500,000                        1,500,000
Insured) (BPA State Street
Bank & Trust Co.), CP mode

Series H 4, 3.15% 2/9/99          5,000,000                        5,000,000
(AMBAC Insured) (BPA
Kredietbank NV), CP mode

Series H-3, 3.35% 2/26/99         3,100,000                        3,100,000
(FSA Insured), CP mode

Participating VRDN:

Series FR-33, 2.9% (Liquidity     4,185,000                        4,185,000
Facility Bank of New York
NA) (a)(e)

Series PT 1027, 2.85%             4,300,000                        4,300,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 1042, 2.85%             4,300,000                        4,300,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series 1992-D, 2.6% (FGIC         6,000,000                        6,000,000
Insured) (BPA FGIC-SPI),
VRDN (a)

Series 1993 B, 3.3% (FGIC         5,900,000                        5,900,000
Insured), VRDN (a)

Series 1994 A7, 3.3%, LOC         1,000,000                        1,000,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994 E2, 3.3%, LOC         1,000,000                        1,000,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994 E4, 3.3%, LOC         2,900,000                        2,900,000
State St Bank & Trust Co.,
VRDN (a)

Series 1994 E5, 3.3%, LOC         2,000,000                        2,000,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994-B2, 3.3%, LOC         1,400,000                        1,400,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Series 1994 A-7, 3.3%, LOC       $ 3,700,000                      $ 3,700,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994 B3, 3.3%, LOC         1,000,000                        1,000,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994 B4, 3%, LOC Union     2,200,000                        2,200,000
Bank of Switzerland,  VRDN
(a)

Series 1995 B5, 3.2% (MBIA        3,915,000                        3,915,000
Insured) (BPA Bank of Nova
Scotia), VRDN (a)

Series A 10, 2.35%, LOC           3,500,000                        3,500,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series B, 2.7% (FGIC Insured)     3,900,000                        3,900,000
(BPA FGIC-SPI), VRDN (a)

New York City Hsg. Dev. Corp.     18,100,000                       18,100,000
Multi-family Rent Hsg. Rev.
Series A, 2.45% (Fannie Mae
Guaranteed), VRDN (a)(d)

New York City Ind. Dev. Agcy.     4,320,000                        4,320,000
Ind. Dev. Rev. Participating
VRDN Series 1997 E, 2.9%
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

New York City Muni. Wtr. Fin.
Auth.:

Participating VRDN:

Series SGB 25, 2.92%              9,000,000                        9,000,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 26, 2.92%              17,800,000                       17,800,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series PA 454, 2.85%              2,000,000                        2,000,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series 5B, 2.95% 4/16/99, LOC     2,500,000                        2,500,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, CP

New York City Transitional        8,700,000                        8,700,000
Fin. Auth. Rev. Series A 2,
2.35%, VRDN (a)

New York Metropolitan Trans.      4,900,000                        4,900,000
Auth. Bonds 3.5%, tender
3/1/99 (FGIC Insured)
(Liquidity Facility
Citibank, New York NA) (e)(f)

New York State Dorm. Auth.
Rev.:

Bonds Series 1989 B, 2.95%        2,600,000                        2,600,000
4/7/99, LOC Chase Manhattan
Bank, CP mode

Participating VRDN:

Series 1998, 2.87% (Liquidity     8,000,000                        8,000,000
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Series PA 279, 2.85%              22,835,000                       22,835,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 430, 2.82%              7,945,000                        7,945,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 1067, 2.85%             4,000,000                        4,000,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Energy            $ 7,800,000                      $ 7,800,000
Research & Dev. Auth.
Participating VRDN Series
FR/RI 9, 2.9% (Liquidity
Facility Bank of  New York
NA) (a)(e)

New York State Energy
Research & Dev. Auth. Elec.
& Gas Poll. Cont. Rev.:

(Niagara Mohawk Pwr. Proj.)       1,800,000                        1,800,000
Series A, 3.25%, LOC Toronto
Dominion Bank, VRDN (a)(d)

Bonds:

(New York State Elec. & Gas       8,700,000                        8,700,000
Corp. Proj.) Series 1985 A,
3.58%, tender 3/15/99, LOC
Morgan Guaranty Trust Co., NY

Series 1985 B, 3.58%, tender      11,750,000                       11,750,000
3/1/99, LOC Deutsche Bank AG

Series 1987 A, 3.2%, LOC          2,600,000                        2,600,000
Toronto Dominion Bank, VRDN
(a)

New York State Envir.             4,995,000                        4,995,000
Facilities Corp. Poll. Cont.
Rev. Participating VRDN
Series PA 174, 2.82%
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

New York State Envir.             6,985,000                        6,985,000
Facility Corp. Participating
VRDN  Series 943203, 2.92%
(Liquidity Facility
Citibank,  New York NA)
(a)(e)

New York State Gen. Oblig.:

Series U:

3.1% 2/22/99, CP                  10,200,000                       10,200,000

3.1% 2/22/99, CP                  2,000,000                        2,000,000

Series V:

2.9% 4/9/99, CP                   2,600,000                        2,600,000

3% 3/8/99, CP                     4,000,000                        4,000,000

New York State Hsg. Fin.
Agcy. Hsg. Proj. Mtg. Rev.:

(240 East 39th Street) Series     4,300,000                        4,300,000
1997 A, 2.45%,  LOC Chase
Manhattan Bank, VRDN (a)(d)

Participating VRDN Series PT      6,000,000                        6,000,000
107, 2.85% (Liquidity
Facility Banco Santander SA)
(a)(e)

New York State Local Govt.
Assistance Corp.
Participating VRDN:

Series PT 1040, 2.85%             9,200,000                        9,200,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series SG 99, 2.85%               1,800,000                        1,800,000
(Liquidity Facility Societe
Generale, France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Mtg. Agcy.
Homeowner Mtg. Rev.
Participating VRDN:

Series PA 153, 2.9%              $ 2,640,000                      $ 2,640,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PA 29, 2.88%               6,000,000                        6,000,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PA 87, 2.88%               2,200,000                        2,200,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 108, 2.9%               2,845,000                        2,845,000
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

Series PT 11, 2.9% (Liquidity     900,000                          900,000
Facility Commerzbank AG)
(a)(d)(e)

Series PT 15A, 2.9%               4,500,000                        4,500,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 15B, 2.9%               2,460,000                        2,460,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 26, 2.9% (Liquidity     1,540,000                        1,540,000
Facility Merrill Lynch &
Co.) (a)(d)(e)

Series RI 24, 3% (Liquidity       3,000,000                        3,000,000
Facility Bank of New York
NA) (a)(d)(e)

New York State Pwr. Auth.
Rev. & Gen. Purp.:

Bonds:

3.45%, tender 3/1/99              4,000,000                        4,000,000

3.45%, tender 3/1/99              4,600,000                        4,600,000

Series 1:

2.9% 4/9/99, CP                   3,000,000                        3,000,000

3% 2/5/99, CP                     8,400,000                        8,400,000

3% 4/8/99, CP                     3,200,000                        3,200,000

3.1% 2/19/99, CP                  4,000,000                        4,000,000

3.15% 4/7/99, CP                  2,200,000                        2,200,000

3.3% 2/18/99, CP                  3,900,000                        3,900,000

3.35% 2/17/99, CP                 9,900,000                        9,900,000

Series 2:

3% 2/10/99, CP                    6,100,000                        6,100,000

3.05% 3/1/99, CP                  14,300,000                       14,300,000

New York State Thruway Auth.      8,000,000                        8,000,000
Gen. Rev. Participating VRDN
Series MS 23, 2.87%
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

New York State Thruway Auth.
Hwy. & Bridge Trust Fund:

Series 1998 C, 4% 4/1/99          9,445,000                        9,450,293

Series A, 4.5% 4/1/99             5,665,000                        5,672,717

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

Niagara Falls RAN:

Lot 1, 3.5% 12/10/99 (AMBAC      $ 3,200,000                      $ 3,213,312
Insured)

Lot 2, 3.5% 1/7/00 (AMBAC         4,800,000                        4,821,655
Insured)

North Hempstead Gen. Oblig.       8,220,000                        8,220,000
Participating VRDN  Series
1998-37 2.87% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

Oneida County Ind. Dev. Agcy.     2,100,000                        2,100,000
Rev. (Utica Corp.)  Series
1996, 2.95%, LOC Fleet Bank
NA, VRDN (a)(d)

Oswego City Ind. Dev. Auth.       5,620,000                        5,620,000
Ind. Rev. (Engraph, Inc.
Proj.) Series 1989, 2.75%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Oswego County Ind. Dev. Auth.     5,200,000                        5,200,000
Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.)
2.85%, VRDN (a)

Oyster Bay Gen. Oblig. BAN:

Series 1998, 3.8% 8/27/99         1,000,000                        1,001,092

4% 2/25/99                        4,850,000                        4,851,414

Port Washington Union Free        2,600,000                        2,603,929
School District TAN  4%
6/24/99

Riverhead Ind. Dev. Auth.         2,800,000                        2,800,000
Ind. Dev. Rev. (Adchem Corp.
Facility) Series 1998,
2.72%, LOC European American
Bank Uniondale, VRDN (a)(d)

Rochester Gen. Oblig. BAN         6,420,000                        6,422,629
Series I, 4% 3/9/99

Rockland County Ind. Dev.         2,400,000                        2,400,000
Auth. (INSL-X Prod. Corp.
Proj.) Series 1990, 2.8%,
LOC Bank of New York NA,
VRDN (a)(d)

Saint Lawrence County Ind.        5,300,000                        5,300,000
Dev. Agcy. Impt. Rev.
(Reynolds Metals Proj.)
2.65%, LOC Royal Bank of
Canada, VRDN (a)(d)

Saint Lawrence County Ind.        2,500,000                        2,500,000
Dev. Agcy. Poll. Cont. Rev.
(Aluminum Co. America Proj.)
Series B, 2.89%, VRDN (a)

Saint Lawrence Ind. Dev.          3,250,000                        3,250,000
Auth. Envir. Facility
(Aluminum Co. of America
Proj.) Series 1998 A, 2.94%,
VRDN (a)(d)

Saratoga County Ind. Dev.         2,700,000                        2,700,000
Agcy. (Spurlock Adhesives,
Inc.) Series 1997 A, 2.9%,
LOC Key Bank, NA, VRDN (a)(d)

Schenectady County Ind. Dev.      1,900,000                        1,900,000
Agcy. Rev. (Super Steel
Schenectady Proj.) Series
1996 A, 2.6%, LOC Key Bank,
NA, VRDN (a)(d)

Seneca County Ind. Dev. Agcy.     3,100,000                        3,100,000
(New York Chiropractic
College) Series 1997, 2.7%,
LOC Fleet Bank NA, VRDN (a)

Sewanhaka Central High School     7,000,000                        7,013,976
District TAN 3.9% 6/30/99

Southampton Union Free School     4,325,000                        4,329,938
District TAN 3.9% 6/25/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

NEW YORK - CONTINUED

Suffolk County Ind. Dev.         $ 2,625,000                      $ 2,625,000
Agcy. Civic Fac. Rev.
(Maryhaven Ctr. of Hope)
Series 1997 A, 2.8%, LOC Key
Bank, NA, VRDN (a)

                                                                   695,800,428

NEW YORK & NEW JERSEY - 8.2%

Port Auth. New York & New
Jersey Gen. Oblig.:

(New Jersey Equip. Notes)         4,500,000                        4,500,000
Series 1997-1D, 2.6%, VRDN
(a)

Participating VRDN 2.85%          7,900,000                        7,900,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (Liquidity
Facility BankAmerica Corp.)
(a)(e)

Series 1991, 3.3463%, VRDN        9,800,000                        9,800,000
(a)(d)(f)

Series 1996 5, 2.6%, VRDN (a)     4,800,000                        4,800,000

Series 1997 3B, 2.6%, VRDN (a)    8,300,000                        8,300,000

Series 1997 4B, 2.7%, VRDN        2,000,000                        2,000,000
(a)(d)

Series 4, 2.6%, VRDN (a)          4,400,000                        4,400,000

Port Auth. New York & New
Jersey Spl. Oblig. Rev.:

(Versatile Structure Oblig.)      3,100,000                        3,100,000
Series 1R, 3.25%, VRDN (a)(d)

Participating VRDN:

Series 6, 2.9% (Liquidity         5,300,000                        5,300,000
Facility Societe Generale,
France) (a)(d)(e)

Series FR/RI 16, 2.9%             8,400,000                        8,400,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series SG 117, 2.9%               5,800,000                        5,800,000
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

                                                                   64,300,000

                                 SHARES

OTHER - 3.3%

Municipal Central Cash Fund       26,042,074                       26,042,074
(b)(c)

TOTAL INVESTMENT IN                                              $ 786,142,502
SECURITIES - 100%

Total Cost for Income Tax Purposes                               $ 786,142,587


SECURITY TYPE ABBREVIATION
BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.91%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                      ACQUISTION DATE  COST

New York City Gen. Oblig.     9/1/98           $ 10,100,000
Bonds Series 1994 C 3, 3.5%,
tender 3/1/99 (Liquidity
Facility Citibank, New York
NA)

New York Metropolitan Trans.  9/1/98           $ 4,900,000
Auth. Bonds 3.5%, tender
3/1/99 (FGIC Insured)
(Liquidity Facility
Citibank, New York NA)

Port Auth. New York & New     6/18/91          $ 9,800,000
Jersey Gen. Oblig. Series
1991, 3.3463%, VRDN

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $24,800,000 or 3.1% of net assets (see Note 2 of Notes to Financial Statements

INCOME TAX INFORMATION

At January 31, 1999, the fund had a capital loss carryforward of approximately $124,000 of which $4,000, $51,000, $28,000 and $41,000 will expire on January 31, 2001, 2002, 2005 and 2006, respectively.

During the fiscal year ended January 31, 1999, 100% of the fund's income dividends was free from federal income tax, and 36.54% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         JANUARY 31, 1999

ASSETS

Investment in securities, at                $ 786,142,502
value -  See accompanying
schedule

Cash                                         846

Receivable for investments                   19,248,934
sold

Receivable for fund shares                   4,221,810
sold

Interest receivable                          5,864,890

 TOTAL ASSETS                                815,478,982

LIABILITIES

Payable for investments        $ 6,000,713
purchased

Payable for fund shares         568,241
purchased

Distributions payable           83,756

Accrued management fee          338,559

Other payables and accrued      4,968
expenses

 TOTAL LIABILITIES                           6,996,237

NET ASSETS                                  $ 808,482,745

Net Assets consist of:

Paid in capital                             $ 808,607,238

Accumulated net realized gain                (124,493)
(loss) on investments

NET ASSETS, for 808,590,247                 $ 808,482,745
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($808,482,745
(divided by) 808,590,247
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED JANUARY 31, 1999

INTEREST INCOME                             $ 27,967,397

EXPENSES

Management fee                 $ 4,037,205

Non-interested trustees'        3,118
compensation

 Total expenses before          4,040,323
reductions

 Expense reductions             (58,969)     3,981,354

NET INTEREST INCOME                          23,986,043

NET REALIZED GAIN (LOSS) ON                  16,495
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 24,002,538
RESULTING FROM OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                          $ 14,547

 Transfer agent credits                      44,422

                                            $ 58,969


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED JANUARY 31, 1999  YEAR ENDED JANUARY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 23,986,043                 $ 24,441,162

 Net realized gain (loss)         16,495                       (41,045)

 Increase (decrease) in net       -                            (2,163)
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       24,002,538                   24,397,954
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (23,986,043)                 (24,441,162)
from net interest income

Share transactions at net         812,304,407                  782,843,921
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  23,196,815                   24,030,268
distributions from net
interest income

 Cost of shares redeemed          (813,713,783)                (764,080,261)

 NET INCREASE (DECREASE) IN       21,787,439                   42,793,928
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       21,803,934                   42,750,720
IN NET ASSETS

NET ASSETS

 Beginning of period              786,678,811                  743,928,091

 End of period                   $ 808,482,745                $ 786,678,811



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED JANUARY 31,

                                 1999                     1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000                  $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .030                     .032       .030       .034       .025
Operations Net interest
income

Less Distributions

 From net interest income         (.030)                   (.032)     (.030)     (.034)     (.025)

Net asset value, end of period   $ 1.000                  $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                 3.01%                    3.26%      3.07%      3.46%      2.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 808,483                $ 786,679  $ 743,928  $ 676,475  $ 570,708
(000 omitted)

Ratio of expenses to average      .50%                     .50%       .50%       .50%       .50%
net assets

Ratio of expenses to average      .49% C                   .50%       .49% C     .50%       .50%
net assets after expense
reductions

Ratio of net interest income      2.97%                    3.21%      3.03%      3.41%      2.55%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY NY MUNICIPAL MONEY       2.91%        15.62%        38.57%
MARKET

New York Tax-Free Money           2.81%        15.26%        38.20%
Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 37 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY NY MUNICIPAL MONEY       2.91%        2.95%         3.32%
MARKET

New York Tax-Free Money           2.81%        2.88%         3.30%
Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              2/1/99  11/2/98  8/3/98  4/27/98  2/2/98

Fidelity New York Municipal   2.37%   2.68%    2.99%   3.46%    2.99%
Money Market Fund



New York Tax-Free Money       2.24%   2.56%    2.91%   3.34%    2.92%
Market Funds Average



Fidelity New York Municipal   4.14%   4.69%    5.23%   6.05%    5.23%
Money Market Fund -
Tax-equivalent



Portion of fund's income      1.33%   0.00%    0.00%   0.69%    0.00%
subject to state taxes


New York
Municipal
Money Market

New York Tax-Free
Money Market
Funds Average
Row: 1, Col: 1, Value: 2.37
Row: 1, Col: 2, Value: 2.24
Row: 2, Col: 1, Value: 2.68
Row: 2, Col: 2, Value: 2.56
Row: 3, Col: 1, Value: 2.99
Row: 3, Col: 2, Value: 2.91
Row: 4, Col: 1, Value: 3.46
Row: 4, Col: 2, Value: 3.34
Row: 5, Col: 1, Value: 2.99
Row: 5, Col: 2, Value: 2.92
4% -
3% -
2% -
1% -
0%

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal, state and New York City income tax rate of 42.83% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. And
there is no
assurance that a money fund
will maintain a $1 share price.

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity New York Municipal Money Market Fund

Q. DIANE, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

A. The U.S. economy was very strong in 1998. Growth in real GDP - gross domestic product adjusted for inflation - approached 4% over the course of the year. Employment was also quite robust, with the unemployment rate averaging only 4.5% in 1998. Economic conditions like these are usually accompanied by inflation. Wages started to creep upward as employers increased pay to attract or retain workers. But consumers didn't have to pay higher prices as the CPI (consumer price index) hovered at a tame rate of 1.6% for the year. The strength of the economy beat expectations; most market observers felt global economic and financial crises would hurt growth in the U.S. much more than they did. While the manufacturing sector experienced a downturn - with exports from the U.S. suffering from increased competition - this weakness was more than offset by solid domestic demand. Robust consumer activity - especially in the holiday shopping season - sustained growth through the end of 1998 and the beginning of 1999.

Q. HOW DID THIS BACKDROP AFFECT FEDERAL RESERVE BOARD MONETARY POLICY?

A. Despite this economic strength, the expectation of an eventual slowdown prompted the Fed to lower the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points in late September. The Fed followed with a second rate cut in October, responding to financial instability in the markets, the near-collapse of a highly leveraged hedge fund and increased aversion to risk by investors in the market. The Fed implemented an additional cut in November, citing the presence of downside risks in global financial markets.

Q. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?

A. The fund's maturity at the beginning of the 12-month period stood at 37 days, and peaked at 54 days in mid-October. I extended the fund's maturity through the summer months by buying fixed-rate, one-year notes. There were two main reasons behind these purchases. First, most issuers bring their one-year municipal securities to market in the summer, and the additional supply typically drives yields on these securities higher. In addition, it made sense to lock in attractive one-year yields since it became clear the Fed was going to make a move to cut short-term interest rates. Since reaching its October peak, the maturity has since rolled down to 33 days at the end of the period.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on January 31, 1999, was 2.39%, compared to 2.98% 12 months ago. The latest yield was the equivalent of a 4.18% taxable yield for New York investors in the 42.83% combined federal, state and New York City tax bracket. Through January 31, 1999, the fund's 12-month total return was 2.91%, compared to 2.81% for the New York tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK FOR THE BEGINNING OF 1999?

A. In the minutes from its Open Market Committee meeting in November, the Fed indicated that its decision to implement the latest interest-rate cut was a tough one given the continued economic strength in the U.S. At the same meeting, the Fed shifted from a bias toward lowering rates to a neutral stance. The Fed might reverse course and increase rates if continued strength in the economy is finally reflected in higher prices. On the other hand, there is still a risk that outside factors might threaten U.S. economic growth and encourage the Fed to ease credit by lowering rates once again. Given the uncertainty about the future course of interest rates, I'll seek to maintain a flexible, neutral positioning with the fund's maturity.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current income
free from federal income tax
and New York state and city
income taxes, by investing in
short-term municipal securities
of all types

FUND NUMBER: 092

TRADING SYMBOL: FNYXX

START DATE: July 6, 1984

SIZE: as of January 31,
1999, more than $1.2
billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                       % OF FUND'S INVESTMENTS 1/31/99  % OF FUND  INVESTMENTS 7/31/98  % OF FUND  INVESTMENTS 1/31/98

  0 - 30                    78                               76                              69

 31 - 90                    12                               13                              19

 91 - 180                   7                                3                               8

181 - 397                   3                                8                               4

WEIGHTED AVERAGE MATURITY

                           1/31/99                          7/31/98                         1/31/98

Fidelity New York
Municipal                  33 DAYS                          38 days                         37 days
Money Market Fund

New York Tax-Free
Money                      40 DAYS                          47 days                         44 days
Market Funds Average*



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999

Variable rate demand
notes (VRDNs) 61%
Commercial paper
(including CP mode) 21%
Tender bonds 5%
Municipal
notes 11%
Other 2%
Row: 1, Col: 1, Value: 61.0
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 11.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 6, Value: 0.0

AS OF JULY 31, 1998

Variable rate demand
notes (VRDNs) 69%
Commercial paper
(including CP mode) 16%
Tender bonds 2%
Municipal
notes 13%
Other 0%
Row: 1, Col: 1, Value: 69.0
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 0.0

*SOURCE: IBC'S MONEY FUND REPORT (REGISTERED TRADEMARK)

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

ALASKA - 0.2%

Valdez Marine Term. Rev.
Rfdg. (Exxon Pipeline Co.
Proj.):

Series 1993 B, 3.15%, VRDN (a)   $ 1,300,000                        $ 1,300,000

Series 1993 A, 3.15%, VRDN (a)    1,000,000                          1,000,000

                                                                     2,300,000

GEORGIA - 0.1%

Putnam County Poll. Cont.         1,000,000                          1,000,000
Rev. (Pwr. Co. Plant Proj.)
2nd Series 1997, 3.2%, VRDN
(a)

ILLINOIS - 0.2%

Madison County Envir. Impt.       2,500,000                          2,500,000
Rev. (Shell Wood River)
Series 1998 A, 3.25%, VRDN
(a)(d)

INDIANA - 0.2%

Rockport Poll. Cont. Rev.         2,300,000                          2,300,000
(AEP Generating Co. Proj.)
Series 1995 B, 3.2% (AMBAC
Insured) (BPA Bank of  New
York NA), VRDN (a)

LOUISIANA - 0.3%

Saint Charles Parish Poll.        3,100,000                          3,100,000
Cont. Rev. (Shell Oil
Co.-Norco Proj.) Series
1991, 3.25%, VRDN (a)(d)

NEW YORK - 91.7%

Albany County Arpt. Auth.         2,800,000                          2,800,000
Rev. Participating VRDN
Series FR 7, 2.95%
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Albany County Ind. Dev. Auth.     785,000                            785,000
Ind. Dev. Rev. (Campus Plaza
7, Inc. Proj.) 2.8%, LOC
Marine Midland Bank NA, VRDN
(a)(d)

Amherst Ind. Dev. Auth. Ind.      800,000                            800,000
Dev. Rev. (Maple Dev. Proj.)
Series 1986, 2.8%, LOC
Marine Midland Bank NA, VRDN
(a)(d)

Amsterdam Ind. Dev. Agcy.         1,880,000                          1,880,000
Ind. Dev. Rev. (Longview
Fiber Co.) Series 1987,
2.9%, LOC ABN-AMRO Bank NV,
VRDN (a)

Babylon Ind. Dev. Rev.            3,200,000                          3,200,000
(Southern Container Corp.)
2.85%, LOC Fleet Bank NA,
VRDN (a)(d)

Buffalo Gen. Oblig. RAN 3.75%     4,800,000                          4,817,111
7/27/99, LOC Landesbank
Hessen-Thuringen

Chautauqua County Ind. Dev.       300,000                            300,000
Auth. Rev. (Bush Industries,
Inc. Proj.) Series 84,
3.075%, LOC Mellon Bank NA,
Pittsburgh, VRDN (a)

Chemung County Ind. Dev.
Agcy. Ind. Dev. Rev.:

(MMARS Second Prog.) Series       1,000,000                          1,000,000
A, 2.8%, LOC Marine Midland
Bank NA, VRDN (a)(d)

(McWayne, Inc. Proj.) Series      2,490,000                          2,490,000
1992, 2.9%, LOC Amsouth
Bank, Birmingham, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

Coldspring Hbr. Central          $ 6,100,000                        $ 6,108,485
School District TAN 3.75%
6/29/99

Columbia County Ind. Dev.         1,800,000                          1,800,000
Agcy. Ind. Dev. Rev. (Philip
Morris Proj.) 2.6%, VRDN (a)

Commack N Y Union Free School     3,500,000                          3,507,969
District TAN 4% 6/29/99

East Greenbush Gen. Oblig.        3,700,000                          3,703,490
BAN 3.9% 6/24/99

Erie County Gen. Oblig. RAN       9,100,000                          9,161,468
4% 10/13/99, LOC Bank of New
York NA

Erie County Ind. Dev. Auth.       1,215,000                          1,215,000
Ind. Dev. Rev. (Uniland
Dev./Buffalo Campus) Series
1986, 2.8%, LOC Marine
Midland Bank NA, VRDN (a)(d)

Great Neck Union Free School      5,000,000                          5,010,947
District TAN 4% 6/30/99

Hauppauge Union Free School       4,400,000                          4,406,687
District TAN 3.9% 6/29/99

Huntington Union Free School      7,000,000                          7,014,400
District TAN 3.9% 6/29/99

Islip Ind. Dev. Agcy. Rev.        1,350,000                          1,350,000
(Interstate Litho Corp.)
Series 1996 A, 2.8%, LOC
Marine Midland Bank NA, VRDN
(a)(d)

Jefferson County Ind. Dev.        2,700,000                          2,700,000
Agcy. Ind. Dev. Rev.
(Fisher Gauge Facilities)
Series 1996, 2.95%,  LOC
Fleet Bank NA, VRDN (a)(d)

Long Beach Unified School         7,000,000                          7,007,749
District TAN 4% 6/29/99

Long Island Pwr. Auth. Elec.
Sys. Rev.:

Bonds:

Series 3:

2.75% 2/25/99, LOC Bayerische     5,500,000                          5,500,000
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

2.95% 2/25/99, LOC Bayerische     8,000,000                          8,000,000
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Series 4:

3.05% 3/11/99, LOC Bayerische     4,800,000                          4,800,000
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

3.05% 3/11/99, LOC Bayerische     5,200,000                          5,200,000
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP mode

Participating VRDN:

Series 1998 10, 2.87%             1,800,000                          1,800,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series 66, 2.87% (Liquidity       6,335,000                          6,335,000
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

Long Island Pwr. Auth. Elec.
Sys. Rev.: - continued

Participating VRDN:

Series MS 44, 2.87%              $ 6,600,000                        $ 6,600,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

Series PT 1043, 2.85%             5,700,000                          5,700,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series 1, 2.65%, LOC              48,100,000                         48,100,000
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, VRDN (a)

3.15% (MBIA Insured) (BPA CS      8,700,000                          8,700,000
First Boston, Inc.), VRDN (a)

Metropolitan Trans. Auth.         7,685,000                          7,685,000
Commuter Facilities Rev.
Participating VRDN Series PT
1104A, 2.85% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

Metropolitan Trans. Auth.
Trans. Facilities Rev.:

Series 1, 3% 3/31/99, LOC         15,000,000                         15,000,000
ABN-AMRO Bank NV, CP

Series A:

3% 4/8/99, LOC ABN-AMRO Bank      5,000,000                          5,000,000
NV, CP

3% 4/9/99, LOC ABN-AMRO Bank      20,600,000                         20,600,000
NV, CP

Series B, 3.05% 3/12/99, LOC      10,000,000                         10,000,000
ABN-AMRO Bank NV, CP

Monroe County Gen. Oblig. BAN     8,700,000                          8,715,827
4% 7/23/99

Monroe County Ind. Dev. Agcy.
Rev.:

(Advent Tool & Mold) Series       520,000                            520,000
1990 D, 2.8%, LOC Marine
Midland Bank NA, VRDN (a)(d)

(AJL Manufacturing) Series        1,800,000                          1,800,000
1996 A, 2.8%, LOC Marine
Midland Bank NA, VRDN (a)(d)

(Flower City Proj.) 2.9%, LOC     4,200,000                          4,200,000
Key Bank, NA, VRDN (a)(d)

(Illbruck Office Prod., Inc.)     3,385,000                          3,385,000
Series 1997, 2.6%, LOC Key
Bank, NA, VRDN (a)(d)

Muni. Assistance Corp. for        5,700,000                          5,700,000
New York City Participating
VRDN Series FR/RI A11, 2.95%
(Liquidity Facility Nat'l.
Westminster Bank PLC) (a)(e)

Nassau County Gen. Oblig. BAN:

Series 1999 A, 3.5% 8/17/99       10,000,000                         10,021,295

Series E, 4% 5/18/99              11,400,000                         11,421,112

Nassau County Ind. Dev. Auth.     4,930,000                          4,930,000
Ind. Dev. Rev. (CR/PL, Inc.
Proj.) Series 1985, 3.25%,
LOC American Nat'l.  Bank &
Trust, Chicago, VRDN (a)

New Rochelle City School          5,700,000                          5,711,108
District TAN 4% 6/30/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Hsg. Dev. Corp.
Multi-family Hsg. Mtg. Rev.:

(West 43rd Street Dev.)          $ 18,500,000                       $ 18,500,000
Series 1996 B, 2.65%, LOC
Fleet Bank NA, VRDN (a)(d)

(York Avenue Proj.) Series        15,650,000                         15,650,000
1994 A, 2.6%, VRDN (a)(d)

New York City Hsg. Dev. Corp.
Multi-family Mgt Rev.:

(Gerard Court Proj.) Series       4,600,000                          4,600,000
1997A, 2.65%, LOC Bayerische
Hypo-und Vereinsbank AG,
VRDN (a)(d)

(Tompkins) Series 1997A,          7,100,000                          7,100,000
2.65%, LOC Bayerische
Hypotheken-und Wechselbank
AG, VRDN (a)(d)

New York City Gen. Oblig.:

Bonds:

Series 1994 C 3, 3.5%, tender     19,740,000                         19,740,000
3/1/99 (Liquidity Facility
Citibank, New York NA) (e)(f)

Series 1994 H5, 3.15% 2/9/99      4,100,000                          4,100,000
(MBIA Insured) (BPA
Landesbank
Hessen-Thuringen), CP mode

Series 1996 J3, 3.35%             7,200,000                          7,200,000
2/12/99, LOC Morgan Guaranty
Trust Co., NY, CP mode

Series H 3:

3.15% 2/9/99 (FSA Insured),       2,700,000                          2,700,000
CP mode

3.15% 2/9/99 (FSA Insured)        5,500,000                          5,500,000
(BPA State Street Bank &
Trust Co.), CP mode

3.35% 2/26/99 (FSA Insured),      1,700,000                          1,700,000
CP mode

3.35% 2/26/99 (FSA Insured)       1,600,000                          1,600,000
(BPA State Street Bank &
Trust Co.), CP mode

Series J 2, 3.15% 2/9/99, LOC     11,200,000                         11,200,000
Commerzbank AG, CP mode

Participating VRDN:

Series FR-33, 2.9% (Liquidity     6,000,000                          6,000,000
Facility Bank of New York
NA) (a)(e)

Series PT 1027, 2.85%             5,700,000                          5,700,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 1042, 2.85%             5,700,000                          5,700,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series 1993 B, 3.3% (FGIC         8,700,000                          8,700,000
Insured), VRDN (a)

Series 1993-E5, 3.3%, LOC         2,100,000                          2,100,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994A-7, 3.3%, LOC         2,950,000                          2,950,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994B 2, 3.3%, LOC         3,130,000                          3,130,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

Series 1994E-2, 3.3%, LOC         3,100,000                          3,100,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York City Gen. Oblig.: -
continued

Series 1994 E6, 3.3% (FGIC       $ 1,800,000                        $ 1,800,000
Insured), VRDN (a)

Series 1995 B5, 3.2% (MBIA        1,800,000                          1,800,000
Insured) (BPA Bank of Nova
Scotia), VRDN (a)

Series 1995 B5, 3.2% (MBIA        7,300,000                          7,300,000
Insured), VRDN (a)

Series A6, 2.5%, LOC              2,360,000                          2,360,000
Landesbank Hessen-Thuringen,
VRDN (a)

New York City Hsg. Dev. Corp.     60,100,000                         60,100,000
Multi-family Rent Hsg. Rev.
Series A, 2.45% (Fannie Mae
Guaranteed), VRDN (a)(d)

New York City Ind. Dev. Agcy.     2,725,000                          2,725,000
Civic Fac. Rev. (Peninsula
Hosp. Ctr.) Series 1998,
2.95%, LOC Chase Manhattan
Bank, VRDN (a)

New York City Ind. Dev. Agcy.
Ind. Dev. Rev. Participating
VRDN:

Series 1996 H, 2.9%               1,730,000                          1,730,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

Series 1997 E, 2.9%               5,020,000                          5,020,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

Series 1997 H, 2.9%               3,700,000                          3,700,000
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

New York City Muni. Wtr. Fin.
Auth.:

Participating VRDN:

Series PA 441, 2.82%              3,020,000                          3,020,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 454, 2.85%              12,995,000                         12,995,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series SGB 25, 2.92%              28,600,000                         28,600,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 26, 2.92%              3,600,000                          3,600,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series 4, 2.7% 2/24/99, LOC       7,600,000                          7,600,000
Westdeutsche Landesbank
Girozentrale, CP

Series 5B, 3.05% 3/11/99, LOC     1,400,000                          1,400,000
Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, CP

New York City Transitional        7,495,000                          7,495,000
Fin. Auth. Rev.
Participating VRDN Series PA
431, 2.82% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

New York Metropolitan Trans.      6,700,000                          6,700,000
Auth. Bonds 3.5%, tender
3/1/99 (FGIC Insured)
(Liquidity Facility
Citibank, New York NA) (e)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.
Rev.:

Bonds (Sloan-Kettering Cancer
Ctr.):

Series 1989A:

2.75% 4/12/99, LOC Chase         $ 1,000,000                        $ 1,000,000
Manhattan Bank, CP mode

2.95% 4/7/99, LOC Chase           2,760,000                          2,760,000
Manhattan Bank, CP mode

Series 1996:

2.95% 4/5/99, LOC Morgan          16,500,000                         16,500,000
Guaranty Trust Co., NY, CP
mode

2.95% 4/7/99, LOC Morgan          1,500,000                          1,500,000
Guaranty Trust Co., NY, CP
mode

Participating VRDN:

Series 1998, 2.87% (Liquidity     14,105,000                         14,105,000
Facility Bank of America
Nat'l. Trust & Savings
Assoc.) (a)(e)

Series 97C3202, 2.82%             3,800,000                          3,800,000
(Liquidity Facility
Citibank, New York NA) (a)(e)

Series PA 279, 2.85%              34,300,000                         34,300,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PA 341, 2.82%              2,820,000                          2,820,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(e)

Series PT 1067, 2.85%             6,000,000                          6,000,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

(Jewish Med. Ctr.) Series I,      4,690,000                          4,699,562
4.25% 7/1/99 (MBIA Insured)

New York State Energy             10,900,000                         10,900,000
Research & Dev. Auth.
Participating VRDN Series
FR/RI 9, 2.9% (Liquidity
Facility Bank of  New York
NA) (a)(e)

New York State Energy
Research & Dev. Auth. Elec.
& Gas Poll. Cont. Rev.:

Bonds:

Series 1985 B, 3.58%, tender      15,000,000                         15,000,000
3/1/99, LOC Deutsche Bank AG

(New York State Elec. & Gas       11,300,000                         11,300,000
Corp. Proj.) Series 1985 A,
3.58%, tender 3/15/99, LOC
Morgan Guaranty Trust Co., NY

Participating VRDN Series 43,     4,995,000                          4,995,000
2.92% (Liquidity Facility
Morgan Stanley, Dean Witter
& Co.) (a)(d)(e)

(Niagara Mohawk Pwr. Proj.):

Series 1985 A, 3.2%, LOC          1,000,000                          1,000,000
Toronto Dominion Bank, VRDN
(a)

Series 1985, 3.2%, LOC            1,800,000                          1,800,000
Canadian Imperial Bank of
Commerce, VRDN (a)

Series A, 3.25%, LOC Toronto      1,000,000                          1,000,000
Dominion Bank, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Envir.            $ 5,100,000                        $ 5,100,000
Facility Corp. Participating
VRDN  Series 943203, 2.92%
(Liquidity Facility
Citibank, New York NA) (a)(e)

New York State Envir.             12,400,000                         12,400,000
Facility Corp. Solid Waste
Rev. Bonds (Gen. Elec.
Proj.) Series 1992 A, 2.65%
2/12/99, CP mode (d)

New York State Gen. Oblig.:

Bonds Series 1997A, 3%            1,000,000                          1,000,000
2/26/99, LOC Bayerische
Landesbank Girozentrale, LOC
Landesbank Hessen-Thuringen,
CP mode

Series U, 3.1% 2/22/99, CP        14,800,000                         14,800,000

Series V, 2.9% 4/9/99, CP         14,500,000                         14,500,000

New York State Hsg. Fin.
Agcy. Hsg. Proj. Mtg. Rev.:

(240 East 39th Street) Series     42,500,000                         42,500,000
1997 A, 2.45%, LOC Chase
Manhattan Bank, VRDN (a)(d)

(250 West 50th Street) Series     7,000,000                          7,000,000
1997 A, 2.55%, LOC Fleet
Bank NA, VRDN (a)(d)

(Union Square South) Series       14,700,000                         14,700,000
1996 A, 2.55%, LOC
Bayerische Hypotheken-und
Wechselbank AG, VRDN (a)(d)

New York State Local Govt.
Assistance Corp.
Participating VRDN:

Series PT 1040, 2.85%             12,495,000                         12,495,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (a)(e)

Series SG 99, 2.85%               7,000,000                          7,000,000
(Liquidity Facility Societe
Generale, France) (a)(e)

New York State Med. Care          5,999,000                          5,999,000
Facilities Fin. Agcy. Rev.
Participating VRDN Series PA
89, 2.82% (Liquidity
Facility Merrill Lynch &
Co.) (a)(e)

New York State Mtg. Agcy.
Homeowner Mtg. Rev.
Participating VRDN:

Sereis 1969, 2.9% (Liquidity      4,720,000                          4,720,000
Facility Merrill Lynch &
Co.) (a)(d)(e)

Series PA 153, 2.9%               2,000,000                          2,000,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PA 87, 2.88%               2,520,000                          2,520,000
(Liquidity Facility Merrill
Lynch & Co.) (a)(d)(e)

Series PT 108, 2.9%               3,500,000                          3,500,000
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

Series PT 11, 2.9% (Liquidity     4,245,000                          4,245,000
Facility Commerzbank AG)
(a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Mtg. Agcy.
Homeowner Mtg. Rev.
Participating VRDN: -
continued

Series PT 15A, 2.9%              $ 6,880,000                        $ 6,880,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 15B, 2.9%               3,600,000                          3,600,000
(Liquidity Facility
Commerzbank AG) (a)(d)(e)

Series PT 26, 2.9% (Liquidity     4,855,000                          4,855,000
Facility Merrill Lynch &
Co.) (a)(d)(e)

Series RI 24, 3% (Liquidity       8,400,000                          8,400,000
Facility Bank of New York
NA) (a)(d)(e)

Series 1997 G, 2.9%               5,550,000                          5,550,000
(Liquidity Facility Caisse
des Depots  et
Consignations) (a)(d)(e)

New York State Pwr. Auth.
Rev. & Gen. Purp.:

Bonds 3.45%, tender 3/1/99        11,400,000                         11,400,000

Series 1:

3% 2/5/99, CP                     9,600,000                          9,600,000

3% 4/9/99, CP                     1,500,000                          1,500,000

3.1% 2/19/99, CP                  6,000,000                          6,000,000

3.15% 4/7/99, CP                  2,800,000                          2,800,000

3.3% 2/18/99, CP                  5,500,000                          5,500,000

3.35% 2/17/99, CP                 14,200,000                         14,200,000

Series 2:

3% 2/10/99, CP                    8,900,000                          8,900,000

3.05% 3/1/99, CP                  19,700,000                         19,700,000

New York State Thruway Auth.      10,000,000                         10,000,000
Gen. Rev. Participating VRDN
Series MS 23, 2.87%
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(a)(e)

New York State Thruway Auth.
Hwy. & Bridge Trust Fund:

Series 1998 C, 4% 4/1/99          12,800,000                         12,807,173

Series A, 4.5% 4/1/99             7,200,000                          7,209,807

New York State Urban Dev.
Corp. Rev. Participating VRDN:

Series 1998, 2.9% (Liquidity      8,975,000                          8,975,000
Facility Bank of New York
NA) (a)(e)

Series SG-33, 2.85%               3,650,000                          3,650,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Niagara Falls RAN:

Lot 1, 3.5% 12/10/99 (AMBAC       4,700,000                          4,719,552
Insured)

Lot 2, 3.5% 1/7/00 (AMBAC         7,200,000                          7,232,483
Insured)

North Hempstead Gen. Oblig.       10,570,000                         10,570,000
Participating VRDN  Series
1998 36, 2.87% (Liquidity
Facility Morgan Stanley,
Dean Witter & Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK - CONTINUED

Oneida County Ind. Dev. Agcy.    $ 2,315,000                        $ 2,315,000
Rev. (Utica Corp.)  Series
1996, 2.95%, LOC Fleet Bank
NA, VRDN (a)(d)

Oswego County Ind. Dev. Auth.     9,500,000                          9,500,000
Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.)
2.85%, VRDN (a)

Oyster Bay Gen. Oblig. BAN:

3.75% 10/1/99                     5,000,000                          5,014,427

4% 2/25/99                        6,150,000                          6,151,793

Port Washington Union Free        3,400,000                          3,405,138
School District TAN 4%
6/24/99

Riverhead Ind. Dev. Auth.         4,200,000                          4,200,000
Ind. Dev. Rev. (Adchem Corp.
Facility) Series 1998,
2.72%, LOC European American
Bank Uniondale, VRDN (a)(d)

Rochester Gen. Oblig. BAN         9,600,000                          9,603,931
Series I, 4% 3/9/99

Saint Lawrence County Ind.        6,400,000                          6,400,000
Dev. Agcy. Impt. Rev.
(Reynolds Metals Proj.)
2.65%, LOC Royal Bank of
Canada, VRDN (a)(d)

Saint Lawrence Ind. Dev.          5,000,000                          5,000,000
Auth. Envir. Facility
(Aluminum Co. of America
Proj.) Series 1998 A, 2.94%,
VRDN (a)(d)

Saratoga County Ind. Dev.         2,850,000                          2,850,000
Agcy. (Spurlock Adhesives,
Inc.) Series 1997 A, 2.9%,
LOC Key Bank, NA, VRDN (a)(d)

Schenectady County Ind. Dev.      2,100,000                          2,100,000
Agcy. Rev. (Super Steel
Schenectady Proj.) Series
1996 A, 2.6%, LOC Key Bank,
NA, VRDN (a)(d)

Seneca County Ind. Dev. Agcy.     3,700,000                          3,700,000
(New York Chiropractic
College) Series 1997, 2.7%,
LOC Fleet Bank NA, VRDN (a)

Southampton Union Free School     5,800,000                          5,806,622
District TAN 3.9% 6/25/99

Suffolk County Ind. Dev.          2,830,000                          2,830,000
Agcy. Civic Fac. Rev.
(Maryhaven Ctr. of Hope)
Series 1997 A, 2.8%, LOC Key
Bank, NA, VRDN (a)

Vestal Central School             1,275,000                          1,275,652
District BAN 3.77% 6/22/99

Wyoming County Ind. Dev.          410,000                            410,000
Agcy. Ind. Dev. Rev.
(American Precision) Series
1988 A, 2.8%, LOC Marine
Midland Bank NA, VRDN (a)(d)

                                                                     1,113,967,788

NEW YORK & NEW JERSEY - 7.0%

Port Auth. New York & New
Jersey Gen. Oblig.:

Participating VRDN:

2.85% (Liquidity Facility         10,000,000                         10,000,000
Bank of America Nat'l. Trust
& Savings Assoc.) (Liquidity
Facility BankAmerica Corp.)
(a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

NEW YORK & NEW JERSEY -
CONTINUED

Port Auth. New York & New
Jersey Gen. Oblig.: -
continued

Participating VRDN:

Series GS 52, 2.9% (Liquidity    $ 5,100,000                        $ 5,100,000
Facility Societe Generale,
France) (a)(d)(e)

Series FR/RI 3, 2.9%              6,660,000                          6,660,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series 1996 1, 2.6%, VRDN (a)     5,000,000                          5,000,000

Series 1997 1C, 2.6%, VRDN (a)    3,800,000                          3,800,000

Series 1997 2, 2.7%, VRDN         1,600,000                          1,600,000
(a)(d)

Series 1997 3A, 2.6%, VRDN (a)    10,200,000                         10,200,000

Series 1996 4, 2.6%, VRDN (a)     4,200,000                          4,200,000

Series 1997 4A, 2.7%, VRDN        2,300,000                          2,300,000
(a)(d)

Series 3, 2.6%, VRDN (a)          6,600,000                          6,600,000

Series A, 2.95% 4/5/99, CP (d)    4,800,000                          4,800,000

Port Auth. New York & New
Jersey Spl. Oblig. Rev.
Participating VRDN:

Series 6, 2.9% (Liquidity         6,200,000                          6,200,000
Facility Societe Generale,
France) (a)(d)(e)

Series FR/RI 16, 2.9%             9,800,000                          9,800,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

Series SG 117, 2.9%               8,755,000                          8,755,000
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

                                                                     85,015,000

                                 SHARES

OTHER - 0.3%

Municipal Central Cash Fund       4,100,778                          4,100,778
(b)(c)

TOTAL INVESTMENT IN                                                $ 1,214,283,566
SECURITIES - 100%

Total Cost for Income Tax Purposes                                 $ 1,214,283,674


SECURITY TYPE ABBREVIATION
BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 2.91%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                      ACQUISTION DATE  COST

New York City Gen. Oblig.     9/1/98           $ 19,740,000
Bonds Series 1994 C 3, 3.5%,
tender 3/1/99 (Liquidity
Facility Citibank, New York
NA)

New York Metropolitan Trans.  9/1/98           $ 6,700,000
Auth. Bonds 3.5%, tender
3/1/99 (FGIC Insured)
(Liquidity Facility
Citibank, New York NA)

OTHER INFORMATION

At the end of the period, restricted securities (excluding 144A issues) amounted to $26,440,000 or 2.1% of net assets (see Note 2 of Notes to Financial Statements

INCOME TAX INFORMATION

At January 31, 1999, the fund had a capital loss carryforward of approximately $129,000 of which $38,000, $3,000, $33,000, $50,000 and
$5,000 will expire on January 31, 2001, 2004, 2005, 2006, and 2007, respectively.

During the fiscal year ended January 31, 1999, 100% of the fund's income dividends was free from federal income tax, and 38.68% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                           JANUARY 31, 1999

ASSETS

Investment in securities, at                $ 1,214,283,566
value -  See accompanying
schedule

Receivable for investments                   39,429,284
sold

Receivable for fund shares                   26,479,318
sold

Interest receivable                          8,562,519

Prepaid expenses                             49,169

 TOTAL ASSETS                                1,288,803,856

LIABILITIES

Payable to custodian bank      $ 218,253

Payable for investments         18,000,000
purchased

Payable for fund shares         13,467,518
purchased

Distributions payable           73,129

Accrued management fee          391,416

Other payables and accrued      249,093
expenses

 TOTAL LIABILITIES                           32,399,409

NET ASSETS                                  $ 1,256,404,447

Net Assets consist of:

Paid in capital                             $ 1,256,533,472

Accumulated net realized gain                (129,025)
(loss) on investments

NET ASSETS, for 1,256,368,181               $ 1,256,404,447
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($1,256,404,447
(divided by) 1,256,368,181
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED JANUARY 31, 1999

INTEREST INCOME                             $ 38,698,043

EXPENSES

Management fee                 $ 4,316,690

Transfer agent fees             1,829,101

Accounting fees and expenses    155,062

Non-interested trustees'        4,305
compensation

Custodian fees and expenses     68,053

Registration fees               91,235

Audit                           46,377

Legal                           15,527

Miscellaneous                   175

 Total expenses before          6,526,525
reductions

 Expense reductions             (39,002)     6,487,523

NET INTEREST INCOME                          32,210,520

NET REALIZED GAIN (LOSS) ON                  (2,262)
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 32,208,258
RESULTING FROM OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                          $ 24,744

 Transfer agent credits                      14,258

                                            $ 39,002


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED JANUARY 31, 1999  YEAR ENDED JANUARY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 32,210,520                 $ 28,576,683

 Net realized gain (loss)         (2,262)                      (52,805)

 Increase (decrease) in net       -                            (2,400)
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       32,208,258                   28,521,478
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (32,210,520)                 (28,576,683)
from net interest income

Share transactions at net         3,575,190,769                2,792,087,742
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  31,407,887                   27,750,434
distributions from net
interest income

 Cost of shares redeemed          (3,432,834,121)              (2,617,216,206)

 NET INCREASE (DECREASE) IN       173,764,535                  202,621,970
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       173,762,273                  202,566,765
IN NET ASSETS

NET ASSETS

 Beginning of period              1,082,642,174                880,075,409

 End of period                   $ 1,256,404,447              $ 1,082,642,174



FINANCIAL HIGHLIGHTS
                                 YEARS ENDED JANUARY 31,

                                 1999                     1998         1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000                  $ 1.000      $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .029                     .031         .029       .033       .024
Operations Net interest
income

Less Distributions

 From net interest income         (.029)                   (.031)       (.029)     (.033)     (.024)

Net asset value, end of period   $ 1.000                  $ 1.000      $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN                      2.91%                    3.13%        2.94%      3.32%      2.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,256,404              $ 1,082,642  $ 880,075  $ 822,866  $ 737,282
(000 omitted)

Ratio of expenses to average      .58%                     .61%         .61%       .62%       .60%
net assets

Ratio of net interest income      2.86%                    3.10%        2.89%      3.26%      2.42%
to average net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan New York Municipal Income Fund (the income fund) is a fund of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the money market funds) are funds of Fidelity New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market funds and the income fund:

SECURITY VALUATION

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.

Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES
OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $352,815,282 and $285,028,757, respectively. The market value of futures contracts opened and closed during the period amounted to $151,529,946 and $161,061,300, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the funds' investment adviser for the income fund and Fidelity New York Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from 0.1100% to 0.3700% for the period. The annual individual fund fee rate for each fund is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of 0.38% of average net assets for the income fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. - CONTINUED

MANAGEMENT FEE - CONTINUED

and Fidelity New York Municipal Money Market Fund.

As Spartan New York Municipal Money Market Fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of 0.50% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $8,474 for the period.

SUB-ADVISER FEE. As the money market and the income (effective January 1, 1999) funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the income fund and Fidelity New York Municipal Money Market Fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of 0.10% and 0.16% of average net assets for the income fund and Fidelity New York Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The funds may be subject to a special assessment of up to approximately 2.5 times the funds' annual gross premium if covered losses exceed certain levels. During the period, Fidelity New York Municipal Money Market Fund paid premiums of $53,639 to FIDFUNDS which are being amortized over one year. During the period, FMR has borne the cost of Spartan New York Municipal Money Market Fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 0.53% of average net assets.

In addition, the income fund, Fidelity New York Municipal Money Market Fund and FMR, on behalf of Spartan New York Municipal Money Market Fund, have entered into arrangements with their custodians and transfer agents whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

6. SHARE TRANSACTIONS.

Share transactions for the income fund were as follows:

                            SHARES                  DOLLARS                 SHARES                  DOLLARS

                            YEAR ENDED JANUARY 31,  YEAR ENDED JANUARY 31,  YEAR ENDED JANUARY 31,  YEAR ENDED JANUARY 31,

                            1999                    1999                    1998                    1998

Shares sold                 18,328,379             $ 236,488,822            9,891,184              $ 124,707,337

Issued in exchange for the   -                       -                       24,405,423              315,806,182
net assets of Spartan New
York Municipal Income Fund

Issued in exchange for the   -                       -                       4,167,207               54,257,038
net assets of Spartan New
York Intermediate Municipal
Income Fund

Issued in exchange for the   -                       -                       23,431,479              303,437,659
net assets of Fidelity New
York Insured Municipal
Income Fund

Reinvestment of
distributions                4,132,077               53,230,286              1,508,191               19,001,163

Shares redeemed              (17,740,542)            (228,808,660)           (8,405,380)             (105,564,962)

Net increase (decrease)      4,719,914              $ 60,910,448             54,998,104             $ 711,644,417


7. MERGER INFORMATION.

On January 8, January 15, and January 22, 1998, Spartan New York Municipal Income Fund, formerly Fidelity New York Municipal Income Fund, (the fund) acquired all of the assets and assumed all of the liabilities of Spartan New York Municipal Income Fund, Spartan New York Intermediate Municipal Income Fund and Fidelity New York Insured Municipal Income Fund (target funds), respectively. Each acquisition was approved by the shareholders of the target funds on December 17, 1997. Based on the opinion of fund counsel, the reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the funds to their shareholders.

The fund's acquisition of Spartan New York Municipal Income Fund was accomplished by an exchange of 24,405,423 shares of the fund for 28,222,179 shares then outstanding of Spartan New York Municipal Income fund (each valued at $11.19). Spartan New York Municipal Income Fund's net assets, including $23,652,998 of unrealized appreciation were combined with the fund for total net assets after the acquisition of $769,705,267.

The fund's acquisition of Spartan New York Intermediate Municipal Income Fund was accomplished by an exchange of 4,167,207 shares of the fund for 5,277,922 shares then outstanding of Spartan New York Intermediate Municipal Income Fund (each valued at $10.28). Spartan New York Intermediate Municipal Income Fund's net assets, including $3,126,064 of unrealized appreciation were combined with the fund for total net assets after the acquisition of $830,969,959.

The fund's acquisition of Fidelity New York Insured Municipal Income Fund was accomplished by an exchange of 23,431,479 shares of the fund for 24,974,293 shares then outstanding of Fidelity New York Insured Municipal Income Fund (each valued at $12.15). Fidelity New York Insured Municipal Income Fund's net assets, including $21,188,713 of unrealized appreciation were combined with the fund for total net assets after the acquisition of $1,130,460,046.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II and the shareholders of Spartan New York
Municipal Income Fund, Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan New York Municipal Income Fund (a fund of Fidelity New York Municipal Trust), Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (funds of Fidelity New York Municipal Trust II) at January 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
March 9, 1999

OTHER FUND INFORMATION


CHANGE IN INDEPENDENT AUDITOR. Based on the recommendation of the Audit Committee of Spartan New York Municipal Income Fund, Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP (PwC) as the funds' independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended January 31, 2000. During the two most recent fiscal years, PwC's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the funds and PwC on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in connection with its report.

DISTRIBUTIONS


The Board of Trustees of Spartan New York Municipal Income Fund voted to pay on March 8, 1999 to shareholders of record at the opening of business on March 5, 1999, a distribution of $.021 per share derived from capital gains realized from sales of portfolio securities.

The Spartan New York Municipal Income Fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Norman U. Lind, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President -
MONEY MARKET FUNDS
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant
Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*  INDEPENDENT TRUSTEES

NYS-ANN-0399  72371
1.700624.101

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo_graphic_(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com